UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330
Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.0%
Equity Fund–99.0%
iShares Core S&P 500 ETF	41,323	$7,775,749
iShares India 50 ETF	110,604	2,844,735
iShares MSCI China ETF	137,052	6,165,969
iShares MSCI Germany ETF	125,036	3,919,879
iShares MSCI Russia Capped ETF(a)	90,725	1,674,784
iShares MSCI South Korea Capped ETF	58,773	3,614,539
iShares MSCI Sweden ETF	92,365	3,380,559
iShares MSCI United Kingdom ETF	75,529	1,555,142
Total Exchange Traded Funds (Cost $30,589,539)		30,931,356

MONEY MARKET FUND–2.2%
Dreyfus Cash Management – Investor Class, 0.00%(b) (Cost $667,092)	667,092	667,092
Total Investments Before Securities Sold, Not Yet Purchased (Cost $31,256,631)		31,598,448

Securities Sold, Not Yet Purchased

EXCHANGE TRADED FUNDS–(41.2)%
Equity Fund–(41.2)%
iShares MSCI Austria Capped ETF	(134,150)	(2,681,658)
iShares MSCI Brazil Capped ETF	(55,641)	(2,504,958)
iShares MSCI Mexico Capped ETF	(43,786)	(2,800,115)
iShares MSCI Singapore ETF	(180,137)	(2,352,589)
iShares MSCI Switzerland Capped ETF	(73,529)	(2,524,986)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(12,499,059)]		(12,864,306)

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Value
Total Investments Net of Securities Sold, Not Yet Purchased–60.0% (Cost $18,757,572)	$18,734,142
Other Assets in Excess of Liabilities–40.0%	12,514,443
Net Assets–100.0%	$31,248,585

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for open swap contracts. The aggregate market value of the collateral posted was $22,993,548 as of March 31, 2014.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.

Cash of $12,784,691 has been segregated to cover margin requirement for open short sales as of March 31, 2014.

Total Return Swaps contracts outstanding as of March 31, 2014.

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Australia ETF	(91,606)	(1.49)%	06/09/2015	$(2,301,143)	$(2,372,437)	$(71,294)
iShares MSCI Chile Capped ETF	(60,103)	(1.52)	06/09/2015	(2,627,102)	(2,740,719)	(113,617)
iShares MSCI Turkey ETF	(10,000)	(5.00)	06/09/2015	(429,100)	(488,412)	(59,312)
Net Unrealized Depreciation						$(244,223)

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

ADVISORSHARES ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.2%
Equity Fund–99.2%
iShares Core S&P 500 ETF	26,485	$4,983,683
iShares MSCI China ETF(a)	109,759	4,938,057
iShares MSCI Germany ETF(a)	107,888	3,382,289
iShares MSCI South Korea Capped ETF	53,868	3,312,882
iShares MSCI Sweden ETF	90,745	3,321,267
Total Exchange Traded Funds (Cost $19,218,739)		19,938,178

MONEY MARKET FUND–1.0%
Dreyfus Cash Management – Investor Class, 0.00%(b) (Cost $195,317)	195,317	195,317

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–22.1%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $4,434,600)	4,434,600	4,434,600
Total Investments–122.3% (Cost $23,848,656)		24,568,095
Liabilities in Excess of Other Assets–(22.3)%		(4,474,835)
Net Assets–100.0%		$20,093,260

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,333,443; the aggregate market value of the collateral held by the fund is $4,434,600.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND–64.0%
Debt Fund–64.0%
AdvisorShares Sage Core Reserves ETF† (Cost $705,000)	7,050	$705,000

MONEY MARKET FUND–3.2%
Goldman Sachs Financial Square Fund, 0.06%(a) (Cost $35,616)	35,616	35,616

Total Investments Before Securities Sold, Not Yet Purchased (Cost $740,616)		740,616

Securities Sold, Not Yet Purchased–(82.9)%

COMMON STOCKS–(82.9)%

Airlines–(2.0)%
Ryanair Holdings PLC (Ireland)*(b)	(370)	(21,760)

Auto Manufacturers–(20.8)%
Volkswagen AG (Germany)(b)	(3,580)	(181,792)
Volvo AB (Sweden)(b)	(3,030)	(47,965)
Total Auto Manufacturers		(229,757)

Auto Parts & Equipment–(3.9)%
Autoliv, Inc. (Sweden)	(140)	(14,049)
Magna International, Inc. (Canada)	(300)	(28,893)
Total Auto Parts & Equipment		(42,942)

Banks–(13.6)%
Bank of Ireland (Ireland)*(b)	(1,320)	(25,555)
Toronto-Dominion Bank (The) (Canada)	(2,640)	(123,948)
Total Banks		(149,503)

Building Materials–(5.8)%
CRH PLC (Ireland)(b)	(1,130)	(31,855)
Lafarge SA (France)(b)	(1,670)	(32,699)
Total Building Materials		(64,554)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Chemicals–(3.5)%
Akzo Nobel NV (Netherlands)(b)	(1,090)	$(29,724)
Braskem SA (Brazil)*(b)	(550)	(8,591)
Total Chemicals		(38,315)

Commercial Services–(2.7)%
Genpact Ltd. (Bermuda)*	(330)	(5,749)
Sodexo (France)(b)	(230)	(24,077)
Total Commercial Services		(29,826)

Computers–(1.2)%
CGI Group, Inc., Class A (Canada)*	(420)	(12,986)

Diversified Financial Services–(1.0)%
AerCap Holdings NV (Netherands)*	(170)	(7,172)
Altisource Portfolio Solutions SA (Luxembourg)*	(30)	(3,650)
Total Diversified Financial Services		(10,822)

Electronics–(3.8)%
AU Optronics Corp. (Taiwan)*(b)	(1,500)	(5,220)
TE Connectivity Ltd. (Switzerland)	(610)	(36,728)
Total Electronics		(41,948)

Insurance–(11.8)%
ACE Ltd. (Switzerland)	(500)	(49,530)
Assured Guaranty Ltd. (Bermuda)	(250)	(6,330)
Everest Re Group Ltd. (Bermuda)	(70)	(10,713)
PartnerRe Ltd. (Bermuda)	(70)	(7,245)
RenaissanceRe Holdings Ltd. (Bermuda)	(60)	(5,856)
Sun Life Financial, Inc. (Canada)	(900)	(31,167)
White Mountains Insurance Group Ltd.	(10)	(5,999)
XL Group PLC (Ireland)	(410)	(12,813)
Total Insurance		(129,653)

Lodging–(1.0)%
City Developments Ltd. (Singapore)(b)	(1,380)	(11,206)

Mining–(1.4)%
Norsk Hydro ASA (Norway)(b)	(3,060)	(15,422)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Miscellaneous Manufacturing–(2.2)%
Ingersoll-Rand PLC (Ireland)	(420)	$(24,041)

Pharmaceuticals–(1.2)%
Mallinckrodt PLC (Ireland)*	(90)	(5,707)
Taro Pharmaceutical Industries Ltd. (Israel)*	(70)	(7,770)
Total Pharmaceuticals		(13,477)

Retail–(1.0)%
Tim Hortons, Inc. (Canada)	(200)	(11,062)

Software–(1.9)%
Dassault Systemes SA (France)(b)	(180)	(21,073)

Transportation–(4.1)%
Canadian Pacific Railway Ltd. (Canada)	(260)	(39,112)
Teekay Corp. (Bermuda)	(110)	(6,186)
Total Transportation		(45,298)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(880,278)]		(913,645)

Total Investments–(15.7)% [Cost $(139,662)]		(173,029)
Other Assets in Excess of Liabilities–115.7%		1,275,528
Net Assets–100.0%		$1,102,499

ETF - Exchange Traded Fund

PLC - Public Limited Company

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Sage Core Reserves ETF	$-	$705,000	$-	$-	$-	$705,000	$532

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of March 31, 2014.
(b)	American Depositary Receipt

Cash of $674,109 has been segregated to cover margin requirement for open short sales as of March 31, 2014.

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.6%
Asset Allocation Fund–2.0%
WisdomTree Managed Futures Strategy Fund*	17,521	$719,587

Commodity Fund–14.7%
PowerShares DB Agriculture Fund*	59,359	1,681,640
PowerShares DB Energy Fund*(a)	24,804	726,013
PowerShares DB Precious Metals Fund*	36,803	1,522,908
United States Commodity Index Fund*(a)	25,324	1,484,240
Total Commodity Fund		5,414,801

Currency Fund–2.7%
CurrencyShares Australian Dollar Trust	618	57,394
CurrencyShares British Pound Sterling Trust*(a)	1,029	168,931
CurrencyShares Euro Trust*(a)	1,215	165,276
CurrencyShares Japanese Yen Trust*	573	54,166
CurrencyShares Swedish Krona Trust	1,046	160,666
CurrencyShares Swiss Franc Trust*(a)	1,478	163,629
WisdomTree Brazilian Real Strategy Fund*	9,748	180,825
WisdomTree Emerging Currency Strategy Fund*	2,787	56,242
Total Currency Fund		1,007,129

Debt Fund–22.0%
iShares 20+ Year Treasury Bond ETF(a)	17,550	1,914,705
iShares iBoxx $ High Yield Corporate Bond ETF(a)	15,450	1,458,326
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,667	1,481,659
Market Vectors International High Yield Bond ETF(a)	26,567	733,249
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	45,164	1,264,592
PowerShares Fundamental High Yield Corporate Bond Portfolio(a)	63,198	1,227,305
WisdomTree Emerging Markets Local Debt Fund	1,307	59,952
Total Debt Fund		8,139,788

Equity Fund–58.2%
Cambria Foreign Shareholder Yield ETF	14,267	372,100
Cambria Shareholder Yield ETF	37,010	1,119,549
Energy Select Sector SPDR Fund	6,446	574,081

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–58.2% (continued)
Financial Select Sector SPDR Fund	25,505	$569,782
Global X FTSE Greece 20 ETF	66,411	1,631,718
Health Care Select Sector SPDR Fund	22,055	1,289,997
Industrial Select Sector SPDR Fund(a)	11,408	596,981
iShares Mortgage Real Estate Capped ETF	88,346	1,083,122
iShares MSCI Austria Capped ETF(a)	28,999	579,690
iShares MSCI EAFE Small-Cap ETF(a)	15,505	809,361
iShares MSCI Ireland Capped ETF(a)	47,383	1,861,678
iShares MSCI Italy Capped ETF(a)	46,152	817,352
iShares MSCI South Korea Capped ETF	8,985	552,578
iShares MSCI Spain Capped ETF(a)	44,041	1,796,873
iShares MSCI Taiwan ETF(a)	48,544	698,063
iShares Residential Real Estate Capped ETF	22,928	1,148,234
Market Vectors Gold Miners ETF	31,035	732,426
Market Vectors Junior Gold Miners ETF*	10,138	366,286
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(a)	6,697	293,864
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio	1,515	150,333
PowerShares QQQ Trust, Series 1	2,039	178,780
SPDR S&P Emerging Markets SmallCap ETF	13,041	618,795
Technology Select Sector SPDR Fund	15,386	559,281
Vanguard FTSE All-World ex-US ETF	4,411	221,917
Vanguard Mid-Cap ETF	1,452	164,918
Vanguard REIT ETF	32,572	2,300,235
WisdomTree International SmallCap Dividend Fund(a)	6,330	411,640
Total Equity Fund		21,499,634
Total Exchange Traded Funds (Cost $33,909,677)		36,780,939

MONEY MARKET FUND–0.4%
Invesco Government & Agency Portfolio – Private Investment Class, 0.02%(b) (Cost $133,993)	133,993	133,993

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–31.3%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $11,563,613)	11,563,613	$11,563,613
Total Investments–131.3% (Cost $45,607,283)		48,478,545
Liabilities in Excess of Other Assets–(31.3)%		(11,554,257)
Net Assets–100.0%		$36,924,288

ETF - Exchange Traded Fund

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $11,296,957; the aggregate market value of the collateral held by the fund is $11,563,613.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES EQUITYPRO ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.0%
Equity Fund–98.0%
iShares Global Consumer Discretionary ETF(a)	18,628	$1,528,986
iShares Global Consumer Staples ETF(a)	28,833	2,490,594
iShares Global Energy ETF(a)	39,760	1,740,295
iShares Global Financials ETF(a)	28,432	1,607,830
iShares Global Healthcare ETF(a)	26,199	2,385,943
iShares Global Industrials ETF(a)	23,784	1,692,945
iShares Global Materials ETF	27,261	1,700,814
iShares Global Tech ETF	18,241	1,541,547
iShares Global Telecom ETF	24,644	1,648,191
iShares Global Utilities ETF(a)	34,401	1,650,904
Total Exchange Traded Funds (Cost $17,416,313)		17,988,049

MONEY MARKET FUND–2.0%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $364,428)	364,428	364,428

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–23.2%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $4,249,850)	4,249,850	4,249,850
Total Investments–123.2% (Cost $22,030,591)		22,602,327
Liabilities in Excess of Other Assets–(23.2)%		(4,259,078)
Net Assets–100.0%		$18,343,249

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $4,156,846; the aggregate market value of the collateral held by the fund is $4,249,850.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES

GARTMAN GOLD/BRITISH POUND ETF

Schedule of Investments (Consolidated) †

March 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–72.5%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.03%(a) (Cost $909,033)	909,033	$909,033
Total Investments–72.5% (Cost $909,033)		909,033
Other Assets in Excess of Liabilities–27.5%		345,182
Net Assets–100.0%		$1,254,215

Futures Contracts
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2014	Unrealized Depreciation (b)
British Pound Currency	BNP Paribas Securities Services	June 2014	(13)	$(1,350,750)	$(1,353,788)	$(3,038)
Gold 100 Oz.	BNP Paribas Securities Services	June 2014	10	1,313,957	1,283,500	(30,457)
						$(33,495)

Cash posted as collateral to broker for futures contracts was $92,000 at March 31, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2014.
(b)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of March 31, 2014.

ADVISORSHARES

GARTMAN GOLD/EURO ETF

Schedule of Investments (Consolidated) †

March 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–72.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.03%(a) (Cost $909,031)	909,031	$909,031
Total Investments–72.2% (Cost $909,031)		909,031
Other Assets in Excess of Liabilities–27.8%		349,507
Net Assets–100.0%		$1,258,538

Futures Contracts
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation) (b)
EURO Currency	BNP Paribas Securities Services	June 2014	(8)	$(1,386,742)	$(1,377,400)	$9,342
Gold 100 Oz.	BNP Paribas Securities Services	June 2014	10	1,313,957	1,283,500	(30,457)
						$(21,115)

Cash posted as collateral to broker for futures contracts was $90,500 at March 31, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2014.
(b)	The amount represents fair value of derivative instruments subject to foreign currency and commodity risk exposure as of March 31, 2014.

ADVISORSHARES

GARTMAN GOLD/YEN ETF

Schedule of Investments (Consolidated) †

March 31, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–82.0%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.03%(a) (Cost $2,368,269)	2,368,269	$2,368,269
Total Investments–82.0% (Cost $2,368,269)		2,368,269
Other Assets in Excess of Liabilities–18.0%		518,343
Net Assets–100.0%		$2,886,612

Futures Contracts
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation) (b)
Gold 100 Oz.	BNP Paribas Securities Services	June 2014	22	$2,915,939	$2,823,700	$(92,239)
Japanese Yen Currency	BNP Paribas Securities Services	June 2014	(25)	(3,032,288)	(3,028,438)	3,850
						$(88,389)

Cash posted as collateral to broker for futures contracts was $238,250 at March 31, 2014.

†	The Consolidated Schedule of Investments included the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. See the Notes to the Schedules of Investments.
(a)	Rate shown reflects the 7-day yield as of March 31, 2014.
(b)	The amount represents fair value of derivative instruments subject to commodity and foreign currency risk exposure as of March 31, 2014.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–51.1%
Auto Parts & Equipment–2.3%
Johnson Controls, Inc.	3,201	$151,471
Tenneco, Inc.*	955	55,457
Total Auto Parts & Equipment		206,928

Banks–1.3%
City National Corp.	774	60,930
Tompkins Financial Corp.	1,169	57,234
Total Banks		118,164

Beverages–0.4%
Reed's, Inc.*(a)	6,773	38,538

Biotechnology–1.1%
Illumina, Inc.*	301	44,747
Isis Pharmaceuticals, Inc.*(a)	1,201	51,895
Total Biotechnology		96,642

Building Materials–1.9%
Apogee Enterprises, Inc.	2,643	87,827
TOTO Ltd. (Japan)(b)	2,997	82,957
Total Building Materials		170,784

Chemicals–2.1%
Novozymes A/S (Denmark)(b)	4,266	187,533

Commercial Services–2.2%
Automatic Data Processing, Inc.	1,046	80,814
MasterCard, Inc., Class A	1,070	79,929
Where Food Comes From, Inc.*(a)	16,616	38,217
Total Commercial Services		198,960

Computers–3.7%
Apple, Inc.	267	143,309

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Computers-3.7% (continued)
EMC Corp.	2,625	$71,951
Silver Spring Networks, Inc.*	1,349	23,446
Stratasys Ltd. (Israel)*	420	44,558
Teradata Corp.*	1,111	54,650
Total Computers		337,914

Cosmetics/Personal Care–0.7%
Procter & Gamble Co. (The)	806	64,964

Distribution/Wholesale–0.4%
LKQ Corp.*	1,475	38,866

Diversified Financial Services–1.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,532	65,034
MarketAxess Holdings, Inc.	525	31,091
Wageworks, Inc.*	918	51,509
Total Diversified Financial Services		147,634

Electronics–1.1%
Thermo Fisher Scientific, Inc.	829	99,679

Energy - Alternate Sources–0.4%
Enphase Energy, Inc.*(a)	4,626	34,047

Environmental Control–2.2%
Clean Harbors, Inc.*	1,296	71,008
Energy Recovery, Inc.*(a)	2,915	15,508
Stericycle, Inc.*	614	69,762
Tomra Systems ASA (Norway)(b)	4,491	43,132
Total Environmental Control		199,410

Food–3.0%
Boulder Brands, Inc.*	2,798	49,301
Nestle SA (Switzerland)(b)	497	37,384
SunOpta, Inc. (Canada)*	3,002	35,454

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Food-3.0% (continued)
United Natural Foods, Inc.*	2,157	$152,974
Total Food		275,113

Healthcare - Products–0.7%
Covidien PLC (Ireland)	923	67,988

Healthcare - Services–0.6%
Laboratory Corp. of America Holdings*	600	58,926

Internet–3.2%
Amazon.com, Inc.*	225	75,717
eBay, Inc.*	1,019	56,290
F5 Networks, Inc.*	591	63,018
Google, Inc., Class A*	86	95,848
Total Internet		290,873

Machinery - Diversified–2.9%
Rockwell Automation, Inc.	495	61,652
Tennant Co.	845	55,449
Xylem, Inc.	4,066	148,084
Total Machinery - Diversified		265,185

Miscellaneous Manufacturing–1.2%
Aptargroup, Inc.	1,094	72,314
Pure Technologies Ltd. (Canada)(a)	5,615	34,020
Total Miscellaneous Manufacturing		106,334

Office Furnishings–1.0%
Interface, Inc.	4,204	86,392

Pharmaceuticals–3.8%
GlaxoSmithKline PLC (United Kingdom)(b)	1,608	85,915
Novartis AG (Switzerland)(b)	1,119	95,137
Perrigo Co. PLC	504	77,949
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,596	84,333

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Pharmaceuticals-3.8% (continued)
Total Pharmaceuticals		$343,334

Real Estate–0.6%
Jones Lang LaSalle, Inc.	468	55,458

Real Estate Investment Trusts–0.9%
Prologis, Inc.	1,977	80,721

Retail–1.3%
CVS Caremark Corp.	1,249	93,500
Target Corp.	450	27,230
Total Retail		120,730

Semiconductors–2.1%
Cree, Inc.*	1,162	65,723
NXP Semiconductor NV (Netherlands)*	874	51,400
SunEdison, Inc.*	2,535	47,759
Xilinx, Inc.	450	24,422
Total Semiconductors		189,304

Software–1.4%
Adobe Systems, Inc.*	1,274	83,753
Fiserv, Inc.*	705	39,966
Total Software		123,719

Telecommunications–2.6%
Corning, Inc.	2,691	56,026
IPG Photonics Corp.*(a)	933	66,318
Sierra Wireless, Inc. (Canada)*	1,200	26,196
Telenor ASA (Norway)(b)	686	45,941
Vodafone Group PLC (United Kingdom)(b)	1,217	44,798
Total Telecommunications		239,279

Transportation–2.4%
Canadian National Railway Co. (Canada)	2,258	126,945

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Transportation-2.4% (continued)
Union Pacific Corp.	482	$90,452
Total Transportation		217,397

Water–2.0%
American Water Works Co., Inc.	1,614	73,275
Severn Trent PLC (United Kingdom)(a)(b)	3,665	111,451
Total Water		184,726

Total Common Stocks (Cost $3,979,342)		4,645,542

ASSET BACKED SECURITIES–6.8%
SBA, 4.08%, 07/25/38@	147,665	169,393
SBA, 4.16%, 02/25/39@	200,000	233,138
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	203,163	218,615

Total Asset Backed Securities (Cost $634,157)		621,146

COMMERCIAL MORTGAGE BACKED SECURITY–2.8%
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43 (Cost $267,071)	250,000	257,464

MUNICIPAL BONDS–11.0%
Allegheny County Residential Finance Authority, 0.17%, 11/01/35@	300,000	300,000
District of Columbia Housing Finance Agency, 0.24%, 12/01/32@	300,000	300,000

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
New York State Housing Finance Agency, 0.08%, 05/15/34@	400,000	$400,000

Total Municipal Bonds (Cost $1,000,000)		1,000,000

EXCHANGE TRADED FUNDS–22.5%
Debt Fund–13.4%
AdvisorShares Sage Core Reserves ETF†	12,205	1,220,500

Equity Fund–9.1%
AdvisorShares Ranger Equity Bear ETF*†	4,000	50,920
First Trust Global Wind Energy ETF	2,300	27,715
Global X Lithium ETF	6,200	84,630
Guggenheim S&P Global Water Index ETF	2,400	69,648
iShares MSCI KLD 400 Social ETF(a)	3,100	217,806
PowerShares Cleantech Portfolio	2,500	81,650
PowerShares Global Clean Energy Portfolio(a)	10,000	135,100
PowerShares Water Resources Portfolio	3,200	85,376
PowerShares Wilderhill Clean Energy Portfolio(a)	7,300	51,684
ProShares Short MSCI Emerging Markets*	700	18,515
Total Equity Fund		823,044

Total Exchange Traded Funds (Cost $1,959,093)		2,043,544

MONEY MARKET FUNDS–5.7%
Federated Government Obligation Fund, Class IS, 0.01%(c)	69,116	69,116
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)	125,952	125,952
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.09%(c)	317,864	317,864

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Total Money Market Funds (Cost $512,932)		$512,932

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–4.1%
BNY Mellon Securities Lending Overnight Fund, 0.11%(d) (Cost $369,397)	369,397	369,397

Total Investments–104.0% (Cost $8,721,992)		9,450,025
Liabilities in Excess of Other Assets–(4.0%)		(362,446)
Net Assets–100.0%		$9,087,579

ETF - Exchange Traded Fund PLC - Public Limited Company

1

*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain Loss	Depreciation	03/31/2014	Income
AdvisorShares Sage Core Reserves ETF	$-	$1,760,640	$(539,689)	$(466)	$15	$1,220,500	$676
AdvisorShares Ranger Equity Bear ETF	$25,840	$140,256	$(108,382)	$(340)	$(6,454)	$50,920	$-

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $356,934; the aggregate market value of the collateral held by the fund is $369,397.
(b)	American Depositary Receipt
(c)	Rate shown reflects the 7-day yield as of March 31, 2014.
(d)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES

INTERNATIONAL GOLD ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.3%
Commodity Fund–98.3%
AdvisorShares Gartman Gold/British Pound ETF*†	26,100	$330,165
AdvisorShares Gartman Gold/Euro ETF*†	26,100	335,382
AdvisorShares Gartman Gold/Yen ETF*†	26,100	328,338
PowerShares DB Gold Fund*	5,880	252,846
Total Exchange Traded Funds (Cost $1,256,416)		1,246,731

MONEY MARKET FUND–0.2%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Class, 0.03%(a) (Cost $3,227)	3,227	3,227
Total Investments–98.5% (Cost $1,259,643)		1,249,958
Other Assets in Excess of Liabilities–1.5%		18,723
Net Assets–100.0%		$1,268,681

ETF - Exchange Traded Fund

*	Non-income producing security
†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Gartman Gold/British Pound ETF	$-	$332,149	$-	$-	$(1,984)	$330,165	$-
AdvisorShares Gartman Gold/Euro ETF	-	333,769	-	-	1,613	335,382	-
AdvisorShares Gartman Gold/Yen ETF	-	335,803	-	-	(7,465)	328,338	-

(a)	Rate shown reflects the 7-day yield as of March 31, 2014.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.3%
Advertising–0.4%
Interpublic Group of Cos., Inc. (The)	4,195	$71,902
Omnicom Group, Inc.	381	27,661
Total Advertising		99,563

Aerospace/Defense–1.2%
Boeing Co. (The)	298	37,396
General Dynamics Corp.	358	38,993
L-3 Communications Holdings, Inc.	83	9,806
Lockheed Martin Corp.	215	35,097
Northrop Grumman Corp.	218	26,897
Raytheon Co.	435	42,974
Rockwell Collins, Inc.	391	31,151
United Technologies Corp.	452	52,812
Total Aerospace/Defense		275,126

Agriculture–1.1%
Altria Group, Inc.	856	32,040
Archer-Daniels-Midland Co.	2,030	88,082
Lorillard, Inc.	1,350	73,008
Philip Morris International, Inc.	398	32,584
Reynolds American, Inc.	626	33,441
Total Agriculture		259,155

Airlines–0.8%
Delta Air Lines, Inc.	2,813	97,470
Southwest Airlines Co.	4,177	98,619
Total Airlines		196,089

Apparel–0.8%
NIKE, Inc., Class B	624	46,089
Ralph Lauren Corp.	459	73,867
VF Corp.	931	57,610
Total Apparel		177,566

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–0.9%
Ford Motor Co.	4,549	$70,964
General Motors Co.	2,401	82,643
PACCAR, Inc.	884	59,617
Total Auto Manufacturers		213,224

Auto Parts & Equipment–1.2%
BorgWarner, Inc.	1,446	88,886
Goodyear Tire & Rubber Co. (The)	3,897	101,829
Johnson Controls, Inc.	1,720	81,390
Total Auto Parts & Equipment		272,105

Banks–4.1%
Bank of America Corp.	3,967	68,232
Bank of New York Mellon Corp. (The)	2,223	78,450
BB&T Corp.	851	34,185
Capital One Financial Corp.	668	51,543
Citigroup, Inc.	1,216	57,882
Comerica, Inc.	415	21,497
Fifth Third Bancorp	560	12,852
Goldman Sachs Group, Inc. (The)	271	44,403
Huntington Bancshares, Inc.	3,095	30,857
JPMorgan Chase & Co.	1,147	69,634
KeyCorp	1,629	23,197
M&T Bank Corp.	374	45,366
Morgan Stanley	2,862	89,209
Northern Trust Corp.	758	49,695
PNC Financial Services Group, Inc.	566	49,242
Regions Financial Corp.	3,366	37,396
State Street Corp.	919	63,916
SunTrust Banks, Inc.	781	31,076
US Bancorp	650	27,859
Wells Fargo & Co.	947	47,104
Zions Bancorporation	784	24,288
Total Banks		957,883

Beverages–1.3%
Beam, Inc.	192	15,994

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Beverages–1.3% (continued)
Brown-Forman Corp., Class B	338	$30,315
Coca-Cola Co. (The)	557	21,534
Coca-Cola Enterprises, Inc.	1,175	56,118
Constellation Brands, Inc., Class A*	933	79,277
Dr Pepper Snapple Group, Inc.	582	31,696
Molson Coors Brewing Co., Class B	354	20,836
Monster Beverage Corp.*	409	28,405
PepsiCo, Inc.	301	25,133
Total Beverages		309,308

Biotechnology–1.7%
Alexion Pharmaceuticals, Inc.*	481	73,175
Amgen, Inc.	336	41,442
Biogen Idec, Inc.*	211	64,539
Celgene Corp.*	517	72,173
Gilead Sciences, Inc.*	1,027	72,773
Regeneron Pharmaceuticals, Inc.*	235	70,566
Total Biotechnology		394,668

Building Materials–0.4%
Masco Corp.	3,868	85,908

Chemicals–2.9%
Air Products & Chemicals, Inc.	389	46,307
Airgas, Inc.	344	36,639
CF Industries Holdings, Inc.	333	86,793
Dow Chemical Co. (The)	683	33,187
E.I. du Pont de Nemours & Co.	597	40,059
Eastman Chemical Co.	874	75,347
Ecolab, Inc.	424	45,788
FMC Corp.	782	59,870
International Flavors & Fragrances, Inc.	337	32,241
Monsanto Co.	522	59,388
Mosaic Co. (The)	270	13,500
PPG Industries, Inc.	154	29,793
Praxair, Inc.	319	41,779
Sherwin-Williams Co. (The)	321	63,279

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Chemicals–2.9% (continued)
Sigma-Aldrich Corp.	218	$20,357
Total Chemicals		684,327

Coal–0.1%
CONSOL Energy, Inc.	569	22,732

Commercial Services–2.9%
ADT Corp. (The)(a)	994	29,770
Alliance Data Systems Corp.*	232	63,208
Automatic Data Processing, Inc.	288	22,251
Cintas Corp.	587	34,991
Equifax, Inc.	751	51,091
H&R Block, Inc.	1,694	51,142
Iron Mountain, Inc.	520	14,336
MasterCard, Inc., Class A	690	51,543
McGraw Hill Financial Inc. (The)	916	69,891
Moody’s Corp.	762	60,442
Quanta Services, Inc.*	1,564	57,712
Robert Half International, Inc.	1,796	75,342
Total System Services, Inc.	2,065	62,797
Western Union Co. (The)	2,723	44,548
Total Commercial Services		689,064

Computers–3.0%
Apple, Inc.	154	82,658
Cognizant Technology Solutions Corp., Class A*	1,524	77,130
Computer Sciences Corp.	1,535	93,359
EMC Corp.	2,956	81,024
International Business Machines Corp.	431	82,963
NetApp, Inc.	1,503	55,461
SanDisk Corp.	1,281	104,004
Teradata Corp.*	1,649	81,114
Western Digital Corp.	391	35,901
Total Computers		693,614

Cosmetics/Personal Care–0.6%
Avon Products, Inc.	4,245	62,147

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Cosmetics/Personal Care–0.6% (continued)
Colgate-Palmolive Co.	353	$22,899
Estee Lauder Cos., Inc. (The), Class A	502	33,574
Procter & Gamble Co. (The)	406	32,723
Total Cosmetics/Personal Care		151,343

Distribution/Wholesale–0.9%
Fastenal Co.	1,015	50,060
Fossil Group, Inc.*	694	80,927
Genuine Parts Co.	412	35,782
W.W. Grainger, Inc.	221	55,838
Total Distribution/Wholesale		222,607

Diversified Financial Services–4.6%
American Express Co.	671	60,410
Ameriprise Financial, Inc.	794	87,396
BlackRock, Inc.	215	67,613
Charles Schwab Corp. (The)	2,530	69,145
CME Group, Inc.	484	35,821
Discover Financial Services	1,424	82,863
E*TRADE Financial Corp.*	4,072	93,737
Franklin Resources, Inc.	1,436	77,802
IntercontinentalExchange Group, Inc.	353	69,834
Invesco Ltd.	2,472	91,464
Legg Mason, Inc.	2,104	103,180
NASDAQ OMX Group, Inc. (The)	1,815	67,046
SLM Corp.	2,590	63,403
T. Rowe Price Group, Inc.	734	60,445
Visa, Inc., Class A	281	60,657
Total Diversified Financial Services		1,090,816

Electric–2.0%
AES Corp. (The)	3,502	50,009
Ameren Corp.	822	33,866
American Electric Power Co., Inc.	277	14,033
CMS Energy Corp.	905	26,498
Consolidated Edison, Inc.	180	9,657
Dominion Resources, Inc.	211	14,979

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Electric–2.0% (continued)
DTE Energy Co.	292	$21,693
Duke Energy Corp.	168	11,965
Edison International	432	24,455
Integrys Energy Group, Inc.	337	20,102
NextEra Energy, Inc.	217	20,750
Northeast Utilities	575	26,162
NRG Energy, Inc.	2,186	69,515
Pepco Holdings, Inc.	782	16,015
PG&E Corp.	238	10,282
Pinnacle West Capital Corp.	260	14,212
Public Service Enterprise Group, Inc.	244	9,306
SCANA Corp.	404	20,733
Southern Co. (The)	299	13,138
TECO Energy, Inc.	845	14,492
Wisconsin Energy Corp.	379	17,642
Xcel Energy, Inc.	647	19,643
Total Electric		479,147

Electrical Components & Equipment–0.4%
AMETEK, Inc.	1,060	54,580
Emerson Electric Co.	664	44,355
Total Electrical Components & Equipment		98,935

Electronics–1.5%
Agilent Technologies, Inc.	601	33,608
Amphenol Corp., Class A	295	27,037
FLIR Systems, Inc.	1,651	59,436
Honeywell International, Inc.	506	46,936
Jabil Circuit, Inc.	3,186	57,348
PerkinElmer, Inc.	1,196	53,892
Thermo Fisher Scientific, Inc.	386	46,413
Waters Corp.*	322	34,908
Total Electronics		359,578

Engineering & Construction–0.5%
Fluor Corp.	720	55,966
Jacobs Engineering Group, Inc.*	1,145	72,707

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Engineering & Construction–0.5% (continued)
Total Engineering & Construction		$128,673

Entertainment–0.3%
International Game Technology	5,137	72,226

Environmental Control–0.3%
Republic Services, Inc.	507	17,319
Stericycle, Inc.*	297	33,745
Waste Management, Inc.	504	21,204
Total Environmental Control		72,268

Food–2.4%
Campbell Soup Co.	319	14,317
ConAgra Foods, Inc.	1,400	43,442
General Mills, Inc.	547	28,346
Hershey Co. (The)	261	27,248
Hormel Foods Corp.	782	38,529
JM Smucker Co. (The)	315	30,631
Kellogg Co.	448	28,094
Kraft Foods Group, Inc.	311	17,447
Kroger Co. (The)	1,687	73,638
McCormick & Co., Inc.	331	23,746
Mondelez International, Inc., Class A	1,255	43,360
Safeway, Inc.	1,611	59,510
Sysco Corp.	604	21,822
Tyson Foods, Inc., Class A	1,581	69,580
Whole Foods Market, Inc.	744	37,728
Total Food		557,438

Forest Products & Paper–0.5%
International Paper Co.	1,898	87,080
MeadWestvaco Corp.	752	28,306
Total Forest Products & Paper		115,386

Gas–0.3%
AGL Resources, Inc.	364	17,821
CenterPoint Energy, Inc.	491	11,632

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Gas–0.3% (continued)
NiSource, Inc.	527	$18,724
ONE Gas, Inc.*	58	2,084
Sempra Energy	176	17,030
Total Gas		67,291

Hand/Machine Tools–0.4%
Snap-On, Inc.	513	58,215
Stanley Black & Decker, Inc.	568	46,145
Total Hand/Machine Tools		104,360

Healthcare - Products–2.4%
Baxter International, Inc.	593	43,633
Becton Dickinson and Co.	287	33,602
Boston Scientific Corp.*	1,524	20,604
C.R. Bard, Inc.	328	48,537
CareFusion Corp.*	1,396	56,147
DENTSPLY International, Inc.	833	38,351
Edwards Lifesciences Corp.*	587	43,538
Hospira, Inc.*	500	21,625
Intuitive Surgical, Inc.*	44	19,272
Medtronic, Inc.	493	30,339
Patterson Cos., Inc.	988	41,259
St. Jude Medical, Inc.	697	45,577
Stryker Corp.	479	39,024
Varian Medical Systems, Inc.*	505	42,415
Zimmer Holdings, Inc.	496	46,912
Total Healthcare - Products		570,835

Healthcare - Services–2.7%
Aetna, Inc.	1,163	87,190
Cigna Corp.	841	70,417
DaVita HealthCare Partners, Inc.*	772	53,152
Humana, Inc.	627	70,675
Laboratory Corp. of America Holdings*	726	71,301
Quest Diagnostics, Inc.	1,190	68,925
Tenet Healthcare Corp.*	1,158	49,574
UnitedHealth Group, Inc.	859	70,429

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Healthcare - Services–2.7% (continued)
WellPoint, Inc.	927	$92,283
Total Healthcare - Services		633,946

Home Builders–0.5%
D.R. Horton, Inc.	702	15,198
Lennar Corp., Class A	404	16,007
PulteGroup, Inc.	4,705	90,289
Total Home Builders		121,494

Home Furnishings–0.8%
Harman International Industries, Inc.	896	95,334
Whirlpool Corp.	617	92,217
Total Home Furnishings		187,551

Household Products/Wares–0.5%
Avery Dennison Corp.	1,455	73,725
Clorox Co. (The)	236	20,770
Kimberly-Clark Corp.	219	24,145
Total Household Products/Wares		118,640

Housewares–0.2%
Newell Rubbermaid, Inc.	1,315	39,318

Insurance–5.4%
Aflac, Inc.	890	56,106
Allstate Corp. (The)	1,495	84,587
American International Group, Inc.	1,743	87,167
Assurant, Inc.	805	52,293
Berkshire Hathaway, Inc., Class B*	387	48,363
Chubb Corp. (The)	840	75,012
Genworth Financial, Inc., Class A*	6,032	106,947
Hartford Financial Services Group, Inc. (The)	2,502	88,246
Lincoln National Corp.	1,679	85,075
Marsh & McLennan Cos., Inc.	1,266	62,414
MetLife, Inc.	1,717	90,658
Principal Financial Group, Inc.	1,886	86,737
Progressive Corp. (The)	2,170	52,557

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Insurance–5.4% (continued)
Prudential Financial, Inc.	1,026	$86,851
Torchmark Corp.	797	62,724
Travelers Cos., Inc. (The)	908	77,271
Unum Group	2,079	73,409
Total Insurance		1,276,417

Internet–2.3%
Amazon.com, Inc.*	27	9,086
eBay, Inc.*	1,126	62,200
Expedia, Inc.	866	62,785
F5 Networks, Inc.*	547	58,327
Facebook, Inc., Class A*	762	45,903
Google, Inc., Class A*	58	64,642
Netflix, Inc.*	44	15,489
priceline.com, Inc.*	64	76,281
Symantec Corp.	1,922	38,382
TripAdvisor, Inc.*	436	39,497
VeriSign, Inc.*	775	41,780
Yahoo! Inc.*	873	31,341
Total Internet		545,713

Iron/Steel–0.6%
Allegheny Technologies, Inc.	319	12,020
Cliffs Natural Resources, Inc.(a)	1,455	29,769
Nucor Corp.	1,096	55,392
United States Steel Corp.(a)	1,217	33,601
Total Iron/Steel		130,782

Leisure Time–0.5%
Carnival Corp. (Panama)	1,456	55,124
Harley-Davidson, Inc.	1,012	67,409
Total Leisure Time		122,533

Lodging–0.7%
Marriott International, Inc., Class A	1,255	70,305
Starwood Hotels & Resorts Worldwide, Inc.	260	20,696
Wynn Resorts Ltd.	341	75,753

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Lodging–0.7% (continued)
Total Lodging		$166,754

Machinery - Construction & Mining–0.4%
Caterpillar, Inc.	193	19,178
Joy Global, Inc.(a)	1,169	67,802
Total Machinery - Construction & Mining		86,980

Machinery - Diversified–1.5%
Cummins, Inc.	507	75,538
Deere & Co.	802	72,821
Flowserve Corp.	826	64,709
Rockwell Automation, Inc.	412	51,315
Roper Industries, Inc.	349	46,595
Xylem, Inc.	993	36,165
Total Machinery - Diversified		347,143

Media–3.1%
Cablevision Systems Corp., Class A(a)	1,468	24,765
CBS Corp., Class B	1,173	72,492
Comcast Corp., Class A	1,070	53,521
DIRECTV*	1,169	89,335
Discovery Communications, Inc., Class A*	893	73,851
Gannett Co., Inc.	820	22,632
News Corp., Class A*	569	9,798
Scripps Networks Interactive, Inc., Class A	786	59,665
Time Warner Cable, Inc.	363	49,796
Time Warner, Inc.	1,035	67,617
Twenty-First Century Fox, Inc., Class A	2,566	82,035
Viacom, Inc., Class B	874	74,281
Walt Disney Co. (The)	722	57,811
Total Media		737,599

Metal Fabricate/Hardware–0.3%
Precision Castparts Corp.	250	63,190

Mining–0.8%
Alcoa, Inc.	1,600	20,592

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Mining–0.8% (continued)
Freeport-McMoRan Copper & Gold, Inc.	2,751	$90,976
Newmont Mining Corp.	3,580	83,915
Total Mining		195,483

Miscellaneous Manufacturing–2.0%
3M Co.	332	45,039
Danaher Corp.	663	49,725
Dover Corp.	765	62,539
General Electric Co.	1,650	42,719
Illinois Tool Works, Inc.	192	15,615
Leggett & Platt, Inc.	2,392	78,075
Pall Corp.	441	39,456
Parker Hannifin Corp.	461	55,186
Textron, Inc.	2,120	83,295
Total Miscellaneous Manufacturing		471,649

Office/Business Equipment–0.6%
Pitney Bowes, Inc.	2,386	62,012
Xerox Corp.	6,006	67,868
Total Office/Business Equipment		129,880

Oil & Gas–7.1%
Anadarko Petroleum Corp.	312	26,445
Cabot Oil & Gas Corp.	1,713	58,036
Chesapeake Energy Corp.	3,380	86,596
Chevron Corp.	178	21,166
ConocoPhillips	307	21,597
Denbury Resources, Inc.	5,402	88,593
Devon Energy Corp.	1,472	98,521
Diamond Offshore Drilling, Inc.(a)	1,685	82,161
EOG Resources, Inc.	422	82,784
EQT Corp.	860	83,394
Exxon Mobil Corp.	525	51,282
Helmerich & Payne, Inc.	365	39,259
Marathon Oil Corp.	2,235	79,387
Marathon Petroleum Corp.	1,014	88,259
Murphy Oil Corp.	1,394	87,627

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas–7.1% (continued)
Newfield Exploration Co.*	2,751	$86,271
Noble Energy, Inc.	575	40,848
Occidental Petroleum Corp.	194	18,486
Phillips 66	976	75,211
Pioneer Natural Resources Co.	227	42,481
QEP Resources, Inc.	1,444	42,511
Range Resources Corp.	489	40,572
Rowan Cos. PLC, Class A (United Kingdom)*	2,708	91,205
Southwestern Energy Co.*(a)	1,447	66,577
Tesoro Corp.	1,667	84,334
Valero Energy Corp.	1,728	91,757
Total Oil & Gas		1,675,360

Oil & Gas Services–2.2%
Baker Hughes, Inc.	1,527	99,286
Cameron International Corp.*	1,370	84,625
FMC Technologies, Inc.*	1,621	84,762
Halliburton Co.	1,806	106,355
National Oilwell Varco, Inc.	740	57,624
Schlumberger Ltd.	941	91,747
Total Oil & Gas Services		524,399

Packaging & Containers–0.8%
Ball Corp.	1,009	55,303
Bemis Co., Inc.	658	25,820
Owens-Illinois, Inc.*	2,285	77,302
Sealed Air Corp.	1,171	38,491
Total Packaging & Containers		196,916

Pharmaceuticals–3.4%
Abbott Laboratories	1,391	53,567
AbbVie, Inc.	383	19,686
Actavis PLC*	493	101,484
Allergan, Inc.	321	39,836
AmerisourceBergen Corp.	823	53,981
Bristol-Myers Squibb Co.	275	14,286
Cardinal Health, Inc.	608	42,548

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–3.4% (continued)
Express Scripts Holding Co.*	1,088	$81,698
Forest Laboratories, Inc.*	1,288	118,844
Johnson & Johnson	251	24,656
McKesson Corp.	342	60,387
Mead Johnson Nutrition Co.	385	32,009
Merck & Co., Inc.	173	9,821
Mylan, Inc.*	1,527	74,563
Pfizer, Inc.	430	13,812
Zoetis, Inc.	1,735	50,211
Total Pharmaceuticals		791,389

Pipelines–0.3%
Kinder Morgan, Inc.	767	24,920
ONEOK, Inc.	237	14,042
Spectra Energy Corp.	341	12,596
Williams Cos., Inc. (The)	377	15,299
Total Pipelines		66,857

Real Estate–0.3%
CBRE Group, Inc., Class A*	2,941	80,672

Real Estate Investment Trust–0.8%
American Tower Corp.	368	30,128
Apartment Investment & Management Co., Class A	312	9,429
AvalonBay Communities, Inc.	74	9,718
Crown Castle International Corp.	366	27,003
General Growth Properties, Inc.	635	13,970
HCP, Inc.	266	10,318
Host Hotels & Resorts, Inc.	992	20,078
Kimco Realty Corp.	368	8,052
Plum Creek Timber Co., Inc.	182	7,651
Public Storage	73	12,300
Simon Property Group, Inc.	72	11,808
Ventas, Inc.	213	12,901
Vornado Realty Trust	90	8,870
Weyerhaeuser Co.	356	10,449
Total Real Estate Investment Trust		192,675

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Retail–9.4%
AutoNation, Inc.*	1,797	$95,654
AutoZone, Inc.*	140	75,194
Bed Bath & Beyond, Inc.*	1,238	85,174
Best Buy Co., Inc.	1,039	27,440
CarMax, Inc.*	1,248	58,406
Chipotle Mexican Grill, Inc.*	67	38,059
Coach, Inc.	1,175	58,351
Costco Wholesale Corp.	298	33,281
CVS Caremark Corp.	1,030	77,106
Darden Restaurants, Inc.	787	39,948
Dollar General Corp.*	1,303	72,291
Dollar Tree, Inc.*	1,515	79,053
Family Dollar Stores, Inc.	386	22,392
GameStop Corp., Class A(a)	2,206	90,667
Gap, Inc. (The)	2,054	82,283
Home Depot, Inc. (The)	941	74,461
Kohl’s Corp.	1,178	66,910
L Brands, Inc.	1,012	57,451
Lowe’s Cos., Inc.	1,556	76,088
Macy’s, Inc.	1,446	85,733
McDonald’s Corp.	322	31,566
Nordstrom, Inc.	1,157	72,255
O’Reilly Automotive, Inc.*	523	77,608
PetSmart, Inc.	1,221	84,115
PVH Corp.	518	64,631
Ross Stores, Inc.	888	63,536
Staples, Inc.	1,698	19,255
Starbucks Corp.	702	51,513
Target Corp.	769	46,532
Tiffany & Co.	627	54,016
TJX Cos., Inc. (The)	862	52,280
Tractor Supply Co.	662	46,757
Urban Outfitters, Inc.*	2,093	76,332
Walgreen Co.	1,095	72,303
Wal-Mart Stores, Inc.	652	49,832

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Retail–9.4% (continued)
Yum! Brands, Inc.	573	$43,199
Total Retail		2,201,672

Savings & Loans–0.2%
People’s United Financial, Inc.	3,456	51,391

Semiconductors–3.8%
Altera Corp.	721	26,129
Analog Devices, Inc.	765	40,652
Applied Materials, Inc.	2,229	45,516
Broadcom Corp., Class A	2,504	78,826
Intel Corp.	2,711	69,971
KLA-Tencor Corp.	1,359	93,961
Lam Research Corp.*	1,731	95,205
Linear Technology Corp.	776	37,784
LSI Corp.	7,149	79,140
Microchip Technology, Inc.(a)	604	28,847
Micron Technology, Inc.*	3,576	84,608
NVIDIA Corp.	1,831	32,793
QUALCOMM, Inc.	990	78,071
Texas Instruments, Inc.	1,052	49,602
Xilinx, Inc.	788	42,765
Total Semiconductors		883,870

Software–3.2%
Adobe Systems, Inc.*	219	14,397
Akamai Technologies, Inc.*	998	58,093
Autodesk, Inc.*	314	15,442
CA, Inc.	2,314	71,665
Cerner Corp.*	603	33,919
Citrix Systems, Inc.*	1,047	60,129
Dun & Bradstreet Corp. (The)	339	33,680
Electronic Arts, Inc.*	3,373	97,851
Fidelity National Information Services, Inc.	1,197	63,980
Fiserv, Inc.*	964	54,649
Intuit, Inc.	667	51,846
Microsoft Corp.	1,321	54,148

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Software–3.2% (continued)
Oracle Corp.	1,840	$75,274
Paychex, Inc.	614	26,156
Red Hat, Inc.*	560	29,669
Salesforce.com, Inc.*	186	10,619
Total Software		751,517

Telecommunications–1.8%
AT&T, Inc.	862	30,230
CenturyLink, Inc.	360	11,822
Cisco Systems, Inc.	2,807	62,905
Corning, Inc.	4,316	89,859
Frontier Communications Corp.(a)	15,620	89,034
Harris Corp.	127	9,291
Juniper Networks, Inc.*	2,060	53,066
Knowles Corp.*	382	12,060
Motorola Solutions, Inc.	257	16,523
Verizon Communications, Inc.	770	36,629
Windstream Holdings, Inc.	1,199	9,880
Total Telecommunications		421,299

Textiles–0.4%
Mohawk Industries, Inc.*	608	82,676

Toys/Games/Hobbies–0.4%
Hasbro, Inc.	926	51,504
Mattel, Inc.	1,030	41,313
Total Toys/Games/Hobbies		92,817

Transportation–2.4%
C.H. Robinson Worldwide, Inc.	774	40,550
CSX Corp.	2,683	77,726
Expeditors International of Washington, Inc.	574	22,748
FedEx Corp.	512	67,871
Kansas City Southern	665	67,870
Norfolk Southern Corp.	841	81,720
Ryder System, Inc.	989	79,041
Union Pacific Corp.	410	76,940

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Transportation–2.4% (continued)
United Parcel Service, Inc., Class B	411	$40,023
Total Transportation		554,489
Total Common Stocks (Cost $18,069,657)		23,364,306

MONEY MARKET FUND–0.8%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(b) (Cost $176,170)	176,170	176,170

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–2.0%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $470,171)	470,171	470,171
Total Investments–102.1% (Cost $18,715,998)		24,010,647
Liabilities in Excess of Other Assets–(2.1)%		(485,553)
Net Assets–100.0%		$23,525,094

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $524,595; the aggregate market value of the collateral held by the fund is $536,435. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $66,264.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.6%
Debt Fund–99.6%
AdvisorShares Peritus High Yield ETF†	53,746	$2,827,040
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	28,222	3,301,127
iShares International Treasury Bond ETF	6,851	705,310
PIMCO 1–5 Year U.S. TIPS Index ETF	13,104	693,726
PowerShares Build America Bond Portfolio(a)	42,293	1,216,347
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	61,040	1,709,120
PowerShares Financial Preferred Portfolio(a)	95,183	1,693,306
PowerShares Insured National Municipal Bond Portfolio(a)	60,947	1,470,042
PowerShares International Corporate Bond Portfolio(a)	47,581	1,426,478
PowerShares Senior Loan Portfolio	84,862	2,105,426
SPDR Barclays Convertible Securities ETF(a)	19,944	965,090
SPDR DB International Government Inflation-Protected Bond ETF	11,561	694,701
Vanguard Intermediate-Term Government Bond ETF(a)	10,916	690,983
Vanguard Long-Term Government Bond ETF(a)	10,404	711,321
Vanguard Mortgage-Backed Securities ETF	31,491	1,628,085
Vanguard Short-Term Bond ETF	8,663	693,906
WisdomTree Emerging Markets Corporate Bond Fund	15,938	1,188,337
Total Exchange Traded Funds (Cost $23,404,007)		23,720,345

MONEY MARKET FUND–0.5%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.01%(b) (Cost $127,851)	127,851	127,851

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–38.1%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $9,081,154)	9,081,154	9,081,154
Total Investments–138.2% (Cost $32,613,012)		32,929,350
Liabilities in Excess of Other Assets–(38.2)%		(9,104,825)
Net Assets–100.0%		$23,824,525

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

†	Affiliated Company

ADVISORSHARES MADRONA GLOBAL BOND ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Peritus High Yield ETF	$2,049,144	$719,291	$(58,152)	$2,151	$114,606	$2,827,040	$144,024

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $8,860,687; the aggregate market value of the collateral held by the fund is $9,081,154.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.1%
Advertising–0.6%
Publicis Groupe SA (France)(a)	2,286	$51,389
WPP PLC (United Kingdom)(a)	631	65,044
Total Advertising		116,433

Aerospace/Defense–1.9%
Airbus Group NV (France)(a)	5,875	105,456
BAE Systems PLC (United Kingdom)(a)	993	27,834
Embraer SA (Brazil)(a)(b)	1,441	51,141
Finmeccanica SpA (Italy)*(a)	23,708	115,932
Rolls-Royce Holdings PLC (United Kingdom)*(a)	647	58,424
Total Aerospace/Defense		358,787

Agriculture–0.5%
British American Tobacco PLC (United Kingdom)(a)	410	45,686
Imperial Tobacco Group PLC (United Kingdom)(a)	595	48,409
Total Agriculture		94,095

Apparel–1.0%
Adidas AG (Germany)(a)	1,464	79,495
Burberry Group PLC (United Kingdom)(a)(b)	994	46,251
Gildan Activewear, Inc. (Canada)	294	14,812
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,317	48,268
Total Apparel		188,826

Auto Manufacturers–2.7%
Honda Motor Co. Ltd. (Japan)(a)	3,375	119,273
Nissan Motor Co. Ltd. (Japan)(a)	6,428	114,868
Tata Motors Ltd. (India)(a)	4,212	149,147
Toyota Motor Corp. (Japan)(a)	1,051	118,658
Total Auto Manufacturers		501,946

Auto Parts & Equipment–2.1%
Bridgestone Corp. (Japan)(a)	2,463	43,595

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Auto Parts & Equipment–2.1% (continued)
Cie Generale des Etablissements Michelin (France)(a)(b)	1,339	$33,529
GKN PLC (United Kingdom)(a)(b)	10,077	66,710
Magna International, Inc. (Canada)	830	79,937
Nokian Renkaat OYJ (Finland)(a)	3,238	65,116
Valeo SA (France)(a)	1,540	108,616
Total Auto Parts & Equipment		397,503

Banks–9.7%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	9,451	113,507
Banco Bradesco SA (Brazil)(a)	10,524	143,863
Banco Santander Chile (Chile)(a)	941	22,057
Bancolombia SA (Colombia)(a)(b)	1,072	60,547
Commerzbank AG (Germany)(a)	5,278	96,851
Credit Suisse Group AG (Switzerland)*(a)	3,522	114,042
HSBC Holdings PLC (United Kingdom)(a)	1,896	96,374
ICICI Bank Ltd. (India)(a)	2,885	126,363
Intesa Sanpaolo SpA (Italy)(a)	5,296	107,985
Itau Unibanco Holding SA (Brazil)(a)	9,767	145,138
Lloyds Banking Group PLC (United Kingdom)*(a)	18,238	92,831
Nordea Bank AB (Sweden)(a)(b)	5,405	76,356
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	6,986	72,515
Societe Generale SA (France)(a)	9,094	112,857
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(b)	13,246	114,578
Sumitomo Mitsui Trust Holdings, Inc. (Japan)(a)(b)	11,682	52,569
Swedbank AB (Sweden)(a)	1,011	27,095
Toronto-Dominion Bank (The) (Canada)	533	25,024
UBS AG (Switzerland)*	4,886	101,238
United Overseas Bank Ltd. (Singapore)(a)	2,408	83,245
Westpac Banking Corp. (Australia)(a)	1,075	34,464
Total Banks		1,819,499

Beverages–1.9%
Carlsberg A/S, Class B (Denmark)(a)	3,661	72,451
Coca-Cola Amatil Ltd. (Australia)(a)	907	18,566

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Beverages–1.9% (continued)
Diageo PLC (United Kingdom)(a)	379	$47,220
Embotelladora Andina SA, Class B (Chile)(a)(b)	620	13,144
Fomento Economico Mexicano SAB de CV (Mexico)(a)	339	31,608
Heineken NV (Netherlands)(a)	1,245	43,413
Kirin Holdings Co. Ltd. (Japan)(a)	3,566	49,389
Pernod Ricard SA (France)(a)	1,719	40,053
SABMiller PLC (United Kingdom)(a)	857	43,193
Total Beverages		359,037

Biotechnology–0.3%
CSL Ltd. (Australia)(a)	2,017	64,846

Building Materials–1.5%
CRH PLC (Ireland)(a)	3,058	86,205
Desarrolladora Homex SAB de CV (Mexico)*(a)(b)	61,705	87,004
LIXIL Group Corp. (Japan)(a)	2,085	114,821
Total Building Materials		288,030

Chemicals–4.4%
Air Liquide SA (France)(a)	4,164	112,595
Akzo Nobel NV (Netherlands)(a)	2,230	60,812
Asahi Kasei Corp. (Japan)(a)	7,208	97,741
BASF SE (Germany)(a)	1,067	118,842
Koninklijke DSM NV (Netherlands)(a)(b)	4,501	77,597
Linde AG (Germany)(a)	2,377	47,492
Methanex Corp. (Canada)	1,913	122,317
Sasol Ltd. (South Africa)(a)	1,417	79,182
Shin-Etsu Chemical Co. Ltd. (Japan)(a)(b)	7,837	112,148
Total Chemicals		828,726

Commercial Services–2.6%
51job, Inc. (China)*(a)	439	31,279
Brambles Ltd. (Australia)(a)(b)	3,582	61,575
China Distance Education Holdings Ltd. (China)(a)	850	15,325

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Commercial Services–2.6% (continued)
Experian PLC (Ireland)(a)	3,057	$55,240
New Oriental Education & Technology Group Inc. (China)(a)	2,770	81,299
Secom Co. Ltd. (Japan)(a)	4,313	62,064
SGS SA (Switzerland)(a)	1,280	31,565
TAL Education Group*(a)	1,903	42,855
WNS Holdings Ltd. (India)*(a)	3,417	61,506
WuXi Pharmatech Cayman, Inc. (China)*(a)	1,016	37,450
Total Commercial Services		480,158

Computers–1.2%
CGI Group, Inc., Class A (Canada)*(b)	2,546	78,722
Infosys Ltd. (India)(a)	439	23,785
Logitech International SA (Switzerland)(b)	5,606	83,474
Wipro Ltd. (India)(a)(b)	3,295	44,153
Total Computers		230,134

Distribution/Wholesale–1.5%
ITOCHU Corp. (Japan)(a)	4,215	98,547
Li & Fung Ltd. (Hong Kong)(a)	33,303	96,912
Wolseley PLC (United Kingdom)(a)(b)	13,843	79,735
Total Distribution/Wholesale		275,194

Diversified Financial Services–3.1%
Daiwa Securities Group, Inc. (Japan)(a)(b)	12,005	103,843
Deutsche Boerse AG (Germany)(a)(b)	2,556	20,295
Fly Leasing Ltd. (Ireland)(a)	4,674	70,110
Hong Kong Exchanges and Clearing Ltd. (Hong Kong)(a)	1,092	16,620
ICAP PLC (United Kingdom)(a)(b)	4,625	59,801
Julius Baer Group Ltd. (Switzerland)*(a)(b)	11,954	105,434
Noah Holdings Ltd. (China)*(a)(b)	6,748	97,306
Nomura Holdings, Inc. (Japan)(a)	17,655	113,522
Total Diversified Financial Services		586,931

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Electric–2.7%
Cia Paranaense de Energia (Brazil)(a)(b)	7,713	$101,117
CPFL Energia SA (Brazil)(a)	1,027	16,771
Electricite de France (France)(a)(b)	1,833	14,389
Empresa Nacional de Electricidad SA (Chile)(a)	698	30,140
Enersis SA (Chile)(a)	5,509	85,555
Iberdrola SA (Spain)(a)	4,839	136,073
Korea Electric Power Corp. (South Korea)(a)	5,093	87,447
SSE PLC (United Kingdom)(a)	1,167	28,836
Total Electric		500,328

Electrical Components & Equipment–0.8%
Hitachi Ltd. (Japan)(a)	855	63,527
Nidec Corp. (Japan)(a)(b)	2,034	62,566
Schneider Electric SA (France)(a)(b)	1,302	23,032
Total Electrical Components & Equipment		149,125

Electronics–1.9%
Koninklijke Philips NV, Class Y (Netherlands)(c)	2,545	89,482
Kyocera Corp. (Japan)(a)	2,326	105,251
LG Display Co. Ltd. (South Korea)(a)	8,305	103,813
Toshiba Corp. (Japan)(a)	2,172	55,191
Total Electronics		353,737

Energy - Alternate Sources–0.6%
Vestas Wind Systems A/S (Denmark)*(a)(b)	8,189	109,405

Engineering & Construction–0.4%
ABB Ltd. (Switzerland)*(a)	3,110	80,207

Entertainment–0.4%
Bona Film Group Ltd. (China)*(a)	11,306	70,889

Food–4.7%
BRF SA (Brazil)(a)	7,094	141,738

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Food–4.7% (continued)
Carrefour SA (France)(a)(b)	11,696	$90,059
Cencosud SA (Chile)(a)(b)	7,496	73,386
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	3,171	138,763
Danone SA (France)(a)	1,136	16,120
Delhaize Group SA (Belgium)(a)	414	30,085
First Pacific Co. Ltd. (Hong Kong)(a)(b)	2,434	12,194
J Sainsbury PLC (United Kingdom)(a)(b)	1,876	40,240
Koninklijke Ahold NV (Netherlands)*(a)	6,584	122,463
Marine Harvest ASA (Norway)(a)(b)	11,124	127,370
Nestle SA (Switzerland)(a)	295	22,190
Tesco PLC (United Kingdom)(a)	1,484	22,156
Unilever NV (Netherlands)(c)	444	18,257
Unilever PLC (United Kingdom)(a)	461	19,722
Total Food		874,743

Food Service–0.3%
Compass Group PLC (United Kingdom)(a)	3,726	57,045

Forest Products & Paper–1.1%
Fibria Celulose SA (Brazil)*(a)(b)	5,211	57,634
Svenska Cellulosa AB SCA (Sweden)(a)	2,822	83,249
UPM-Kymmene OYJ (Finland)(a)	3,741	64,083
Total Forest Products & Paper		204,966

Gas–0.1%
Centrica PLC (United Kingdom)(a)	927	20,570

Hand/Machine Tools–0.7%
Techtronic Industries Co. Ltd. (Hong Kong)(a)(b)	8,825	123,462

Healthcare - Products–1.0%
Luxottica Group SpA (Italy)(a)	806	46,474
Mindray Medical International Ltd. (China)(a)(b)	1,038	33,590

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Healthcare - Products–1.0% (continued)
Smith & Nephew PLC (United Kingdom)(a)	505	$38,622
Trinity Biotech PLC (Ireland)(a)	2,861	69,322
Total Healthcare - Products		188,008

Healthcare - Services–0.1%
Fresenius Medical Care AG & Co. KGaA (Germany)(a)	694	24,186

Holding Companies - Diversified–1.6%
Hutchison Whampoa Ltd. (Hong Kong)(a)	3,472	92,459
Jardine Matheson Holdings Ltd. (Hong Kong)(a)(b)	1,638	103,522
Jardine Strategic Holdings Ltd. (Hong Kong)(a)	5,340	95,586
Total Holding Companies - Diversified		291,567

Insurance–3.4%
AIA Group Ltd. (Hong Kong)(a)	5,703	109,498
Allianz SE (Germany)(a)	2,042	34,408
Aviva PLC (United Kingdom)(a)	4,078	65,330
Manulife Financial Corp. (Canada)	3,464	66,890
MS&AD Insurance Group Holdings (Japan)(a)	9,421	107,211
Sampo OYJ, Class A (Finland)(a)	806	20,851
Sony Financial Holdings, Inc. (Japan)(a)	2,701	44,161
Tokio Marine Holdings, Inc. (Japan)(a)	3,880	117,036
Zurich Insurance Group AG (Switzerland)*(a)	2,318	71,255
Total Insurance		636,640

Internet–3.0%
Baidu, Inc. (China)*(a)	231	35,200
Bitauto Holdings Ltd. (China)*(a)	1,731	62,039
Ctrip.com International Ltd. (China)*(a)	1,336	67,361
Giant Interactive Group, Inc. (China)(a)	4,837	55,964
NetEase, Inc. (China)(a)	939	63,195
Perfect World Co. Ltd. (China)(a)	3,404	70,361
QIWI PLC (Cyprus)(a)	1,390	48,163
Soufun Holdings Ltd.(a)	1,011	69,173

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Internet–3.0% (continued)
Yahoo Japan Corp. (Japan)(a)(b)	8,261	$80,792
Total Internet		552,248

Iron/Steel–2.1%
Cia Siderurgica Nacional SA (Brazil)(a)(b)	28,221	123,043
Gerdau SA (Brazil)(a)	14,244	91,304
Ternium SA (Luxembourg)(a)	4,003	118,409
Vale SA, Class B (Brazil)(a)(b)	4,396	60,797
Total Iron/Steel		393,553

Leisure Time–0.4%
SEGA Sammy Holdings, Inc. (Japan)(a)	13,419	74,610

Lodging–1.2%
China Lodging Group Ltd. (China)*(a)	4,991	122,629
Home Inns & Hotels Management, Inc.*(a)	2,534	81,823
InterContinental Hotels Group PLC (United Kingdom)(a)	879	28,479
Total Lodging		232,931

Machinery - Construction & Mining–0.2%
Komatsu Ltd. (Japan)(a)	1,703	35,303

Machinery - Diversified–0.1%
Alstom SA (France)(a)	4,768	12,731

Media–0.7%
Pearson PLC (United Kingdom)(a)	1,098	19,556
Phoenix New Media Ltd.*(a)(b)	10,195	105,722
Reed Elsevier NV (Netherlands)(a)	336	14,562
Total Media		139,840

Metal Fabricate/Hardware–0.6%
Assa Abloy AB (Sweden)(a)	4,097	109,103

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Mining–2.7%
Anglo American PLC (United Kingdom)(a)	2,184	$27,824
BHP Billiton PLC (United Kingdom)(a)	556	34,339
Cameco Corp. (Canada)(b)	1,516	34,716
Harmony Gold Mining Co. Ltd. (South Africa)*(a)	45,971	140,211
MMC Norilsk Nickel OJSC (Russia)(a)	2,569	43,031
Randgold Resources Ltd. (Jersey Islands)(a)	489	36,675
Rio Tinto PLC (United Kingdom)(a)(b)	1,549	86,481
Silver Wheaton Corp. (Canada)	4,258	96,657
Total Mining		499,934

Miscellaneous Manufacturing–2.2%
FUJIFILM Holdings Corp. (Japan)(a)	2,238	60,113
Nikon Corp. (Japan)(a)	7,043	111,279
Orkla ASA (Norway)(a)	14,041	120,051
Siemens AG (Germany)(a)	645	87,172
Smiths Group PLC (United Kingdom)(a)(b)	1,297	27,885
Total Miscellaneous Manufacturing		406,500

Office/Business Equipment–0.8%
Canon, Inc. (Japan)(a)	1,026	31,867
Seiko Epson Corp. (Japan)(a)	8,017	124,905
Total Office/Business Equipment		156,772

Oil & Gas–4.7%
BG Group PLC (United Kingdom)(a)	3,192	59,020
BP PLC (United Kingdom)(a)	387	18,615
Canadian Natural Resources Ltd.	1,175	45,085
Imperial Oil Ltd. (Canada)	2,054	95,614
INPEX Corp. (Japan)(a)	6,771	87,955
Petrobras Argentina SA (Argentina)*(a)	20,830	115,606
Petroleo Brasileiro SA (Brazil)(a)	10,666	140,258
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	692	50,557
Statoil ASA (Norway)(a)	548	15,465
Tullow Oil PLC (United Kingdom)(a)(b)	3,398	21,203

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Oil & Gas–4.7% (continued)
Vermilion Energy, Inc. (Canada)	2,279	$142,324
YPF SA (Argentina)(a)	2,727	84,973
Total Oil & Gas		876,675

Oil & Gas Services–1.3%
Subsea 7 SA (Luxembourg)(a)	6,865	127,071
Technip SA (France)(a)	4,352	112,978
Total Oil & Gas Services		240,049

Packaging & Containers–0.4%
Amcor Ltd. (Australia)(a)(b)	1,682	65,144

Pharmaceuticals–4.3%
Astellas Pharma, Inc. (Japan)(a)	5,519	82,167
Bayer AG (Germany)(a)	531	71,823
Daiichi Sankyo Co. Ltd. (Japan)(a)(b)	902	15,244
Dr Reddy's Laboratories Ltd. (India)(a)	956	41,968
Grifols SA (Spain)(a)	1,963	81,072
Ipsen SA (France)(a)(b)	5,645	58,482
Novartis AG (Switzerland)(a)	286	24,316
Novo Nordisk A/S (Denmark)(a)	1,557	71,077
Sanofi (France)(a)	668	34,923
Shire PLC (Ireland)(a)	528	78,424
Teva Pharmaceutical Industries Ltd. (Israel)(a)	2,852	150,700
Valeant Pharmaceuticals International, Inc. (Canada)*	746	98,345
Total Pharmaceuticals		808,541

Real Estate–1.5%
Cheung Kong Holdings Ltd. (Hong Kong)(a)	3,484	57,869
E-House China Holdings Ltd. (China)(a)	7,071	85,488
Gafisa SA (Brazil)(a)(b)	45,294	144,035
Total Real Estate		287,392

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Retail–1.7%
Cie Financiere Richemont SA (Switzerland)(a)(b)	6,424	$60,899
Hennes & Mauritz AB (Sweden)(a)	4,102	34,826
Inditex SA (Spain)(a)	1,201	36,078
Kering (France)(a)	2,465	50,508
Lululemon Athletica, Inc.*(b)	1,196	62,898
Swatch Group AG (The) (Switzerland)(a)	1,668	52,208
Wal-Mart de Mexico SAB de CV (Mexico)(a)(b)	865	20,466
Total Retail		317,883

Semiconductors–5.0%
ARM Holdings PLC (United Kingdom)(a)	1,290	65,751
ASML Holding NV (Netherlands)(c)	1,197	111,752
Himax Technologies, Inc. (Taiwan)(a)	6,632	76,401
Infineon Technologies AG (Germany)(a)	9,709	116,081
RDA Microelectronics, Inc. (China)(a)	1,553	27,845
Silicon Motion Technology Corp. (Taiwan)(a)	5,873	98,549
Siliconware Precision Industries Co. (Taiwan)(a)	16,379	108,921
STMicroelectronics NV, Class Y (Netherlands)((b)(c)	9,199	84,999
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	5,315	106,406
Tokyo Electron Ltd. (Japan)(a)	8,252	129,061
Total Semiconductors		925,766

Software–1.8%
Changyou.com Ltd. (China)*(a)(b)	1,905	56,236
NQ Mobile, Inc. (China)*(a)(b)	6,678	117,600
Open Text Corp. (Canada)	936	44,656
SAP AG (Germany)(a)	655	53,258
Shanda Games Ltd. (China)*(a)	10,863	70,501
Total Software		342,251

Telecommunications–7.3%
Alcatel-Lucent (France)*(a)	16,642	64,904
BT Group PLC (United Kingdom)(a)	552	35,245
China Unicom Ltd. (Hong Kong)(a)(b)	5,833	76,762

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
Telecommunications–7.3% (continued)
Deutsche Telekom AG (Germany)(a)	2,621	$42,513
Nippon Telegraph & Telephone Corp. (Japan)(a)	4,466	121,654
Nokia OYJ (Finland)*(a)	13,756	100,969
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	658	25,905
Singapore Telecommunications Ltd. (Singapore)(a)	1,814	52,816
SK Telecom Co. Ltd. (South Korea)(a)	3,550	80,124
SoftBank Corp. (Japan)(a)	847	32,110
Tele2 AB, Class B (Sweden)(a)(b)	13,971	85,642
Telecom Argentina SA (Argentina)(a)	8,264	157,594
Telefonaktiebolaget LM Ericsson (Sweden)(a)	7,927	105,667
Telefonica Brasil SA (Brazil)(a)(b)	1,161	24,660
Telenor ASA (Norway)(a)	1,581	105,880
TeliaSonera AB (Sweden)(a)(b)	8,098	121,470
Telstra Corp. Ltd. (Australia)(a)	1,843	43,329
VimpelCom Ltd. (Netherland)(a)	8,808	79,536
Total Telecommunications		1,356,780

Transportation–1.7%
Canadian Pacific Railway Ltd. (Canada)	727	109,363
Deutsche Post AG (Germany)(a)	1,812	67,406
East Japan Railway Co. (Japan)(a)(b)	4,005	49,181
TNT Express NV (Netherlands)(a)	8,796	85,937
Total Transportation		311,887

Water–0.6%
Veolia Environnement SA (France)(a)	5,427	107,889
Total Common Stocks (Cost $17,111,547)		18,528,805

MONEY MARKET FUND–0.9%
Fidelity Institutional Prime Money Market Portfolio – Class I, 0.01%(d) (Cost $168,593)	168,593	168,593

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–13.8%
BNY Mellon Securities Lending Overnight Fund, 0.11%(e) (Cost $2,583,942)	2,583,942	$2,583,942
Total Investments–113.8% (Cost $19,864,082)		21,281,340
Liabilities in Excess of Other Assets–(13.8)%		(2,572,475)
Net Assets–100.0%		$18,708,865

PLC — Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,638,448; the aggregate market value of the collateral held by the fund is $2,745,138. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $161,196.
(c)	Registered Shares
(d)	Rate shown reflects the 7-day yield as of March 31, 2014.
(e)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES

MEIDELL TACTICAL ADVANTAGE ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS–96.4%
Equity Fund–96.4%
Guggenheim S&P 500 Equal Weight ETF	11,242	$820,554
iShares Core S&P 500 ETF(a)	8,602	1,618,638
iShares Core S&P Mid-Cap ETF(a)	11,837	1,627,114
iShares Core S&P Small-Cap ETF	7,300	804,022
iShares MSCI Pacific Ex-Japan ETF	16,615	799,015
iShares Russell 1000 ETF	7,762	813,225
iShares S&P 500 Value ETF	18,715	1,626,333
iShares S&P MidCap 400 Growth ETF(a)	10,576	1,617,282
iShares S&P MidCap 400 Value ETF(a)	14,044	1,691,178
iShares S&P SmallCap 600 Value ETF(a)	13,898	1,576,589
iShares Select Dividend ETF	11,067	811,322
SPDR S&P Emerging Markets SmallCap ETF	16,850	799,533
WisdomTree Dividend ex-Financials Fund	11,519	809,210
WisdomTree LargeCap Dividend Fund	11,867	802,803
Total Exchange Traded Funds (Cost $16,098,023)		16,216,818

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–14.6%
BNY Mellon Securities Lending Overnight Fund, 0.11%(b) (Cost $2,449,612)	2,449,612	2,449,612
Total Investments–111.0% (Cost $18,547,635)		18,666,430
Liabilities in Excess of Other Assets–(11.0)%		(1,845,940)
Net Assets–100.0%		$16,820,490

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,399,481; the aggregate market value of the collateral held by the fund is $2,449,612.
(b)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Principal	Value
CORPORATE BONDS–25.1%

Consumer Discretionary–2.6%
American Axle & Manufacturing, Inc., 5.13%, 02/15/19	$115,000	$120,319
Boyd Gaming Corp., 9.13%, 12/01/18	210,000	228,690
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 06/01/20	205,000	224,731
Dish DBS Corp., 4.63%, 07/15/17	230,000	245,525
DR Horton, Inc., 3.63%, 02/15/18	75,000	76,406
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	36,855
GLP Capital LP / GLP Financing II, Inc., 4.38%, 11/01/18‡	10,000	10,287
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20‡	165,000	169,744
MGM Resorts International, 7.63%, 01/15/17	165,000	189,131
QVC, Inc., 3.13%, 04/01/19‡	365,000	363,130
Rent-A-Center, Inc., 6.63%, 11/15/20	175,000	181,562
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	240,532
Toll Brothers Finance Corp., 4.00%, 12/31/18	330,000	339,075
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	452,678
Total Consumer Discretionary		2,878,665

Energy–0.8%
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 04/15/21‡	210,000	212,100
Forest Oil Corp., 7.25%, 06/15/19(a)	92,000	81,075
Parker Drilling Co., 6.75%, 07/15/22‡	100,000	103,500
Plains Exploration & Production Co., 6.50%, 11/15/20	210,000	232,313
QEP Resources, Inc., 6.88%, 03/01/21	225,000	248,625
Total Energy		877,613

Financials–10.5%
Ally Financial, Inc., 3.50%, 07/18/16	450,000	464,625
American International Group, Inc., 3.38%, 08/15/20	200,000	204,470
Associated Banc-Corp., 5.13%, 03/28/16	60,000	64,153
Associates Corp. of North America, 6.95%, 11/01/18	415,000	494,472
Aviation Capital Group Corp., 3.88%, 09/27/16‡	50,000	51,825
Bank of America Corp., 2.00%, 01/11/18	95,000	94,908

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Financials–10.5% (continued)
Bank of America Corp., 5.49%, 03/15/19	$66,000	$73,389
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	226,295
Barclays Bank PLC, 5.20%, 07/10/14 (United Kingdom)	100,000	101,315
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	75,000	89,356
Capital One Financial Corp., 6.15%, 09/01/16	400,000	446,658
CNA Financial Corp., 5.85%, 12/15/14	100,000	103,657
CNH Capital LLC, 3.25%, 02/01/17	35,000	35,875
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	142,657
DDR Corp., 7.88%, 09/01/20	180,000	223,854
DDR Corp., 3.50%, 01/15/21	145,000	144,186
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	191,188
Fifth Third Bancorp, 4.50%, 06/01/18	66,000	71,356
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	574,440
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	337,461
Genworth Holdings, Inc., 7.63%, 09/24/21	200,000	246,742
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	740,137
HCP, Inc., 3.75%, 02/01/19	175,000	184,589
Health Care REIT, Inc., 4.70%, 09/15/17	220,000	240,599
HSBC Finance Corp., 6.68%, 01/15/21	225,000	262,927
HSBC USA, Inc., 1.63%, 01/16/18	200,000	198,530
HSBC USA, Inc., 2.63%, 09/24/18	225,000	230,538
Huntington Bancshares, Inc., 7.00%, 12/15/20	200,000	236,795
ING US, Inc., 2.90%, 02/15/18	230,000	235,877
International Lease Finance Corp., 3.88%, 04/15/18	200,000	204,375
Jefferies Group LLC, 5.13%, 04/13/18	275,000	299,832
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	317,638
Lazard Group LLC, 4.25%, 11/14/20	275,000	285,321
Lincoln National Corp., 8.75%, 07/01/19	125,000	161,341
Lincoln National Corp., 6.05%, 04/20/67@	100,000	99,875
Morgan Stanley, 5.55%, 04/27/17	425,000	474,445
Morgan Stanley, 2.13%, 04/25/18	180,000	179,779
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	279,620
Nationstar Mortgage LLC, 6.50%, 08/01/18	235,000	237,350
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	299,250

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Financials–10.5% (continued)
Regions Financial Corp., 5.75%, 06/15/15	$325,000	$342,859
Ryder System, Inc., 2.50%, 03/01/17	125,000	127,840
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	118,472
SLM Corp., 4.88%, 06/17/19	285,000	290,669
State Street Corp., 4.96%, 03/15/18	300,000	327,114
Ventas Realty LP, 4.00%, 04/30/19	180,000	190,969
Wells Fargo & Co., 5.13%, 09/15/16	75,000	82,024
Willis North America, Inc., 6.20%, 03/28/17	250,000	272,657
Zions Bancorporation, 4.50%, 03/27/17	195,000	208,325
Total Financials		11,512,629

Health Care–1.2%
Catamaran Corp., 4.75%, 03/15/21 (Canada)	70,000	71,138
Community Health Systems, Inc., 5.13%, 08/15/18	170,000	178,925
Express Scripts Holding Co., 3.50%, 11/15/16	150,000	158,919
Forest Laboratories, Inc., 4.38%, 02/01/19‡	200,000	210,750
HCA, Inc., 3.75%, 03/15/19	160,000	161,000
HCA, Inc., 6.50%, 02/15/20	185,000	207,663
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	166,031
Tenet Healthcare Corp., 5.00%, 03/01/19‡	60,000	60,075
Tenet Healthcare Corp., 6.00%, 10/01/20‡	105,000	112,547
Total Health Care		1,327,048

Industrials–7.0%
ADT Corp. (The), 6.25%, 10/15/21‡(a)	235,000	241,756
America West Airlines 1999-1 Pass-Through Trust, Series 991G, 7.93%, 01/02/19	429,638	481,194
America West Airlines 2001-1 Pass-Through Trust, Series 011G, 7.10%, 04/02/21	654,770	720,247
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1, 8.71%, 01/02/19	556,568	583,005
Continental Airlines 1997-4 Class A Pass-Through Trust, Series 974A, 6.90%, 01/02/18	339,716	366,893

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Industrials–7.0% (continued)
Continental Airlines 1998-1 Class A Pass-Through Trust, Series 981A, 6.65%, 09/15/17	$312,691	$331,452
Continental Airlines 1999-1 Class A Pass-Through Trust, Series 991A, 6.55%, 02/02/19	337,804	374,962
Continental Airlines 1999-2 Class C-2 Pass-Through Trust, Series AMBC, 6.24%, 03/15/20	251,349	271,457
Continental Airlines 2000-1 Class A-1 Pass-Through Trust, Series 00A1, 8.05%, 11/01/20	343,851	396,288
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, 7.75%, 12/17/19	215,512	252,149
Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.75%, 05/07/20	334,775	361,557
Delta Air Lines Class A Pass-Through Trust, Series 2010-2A, 4.95%, 05/23/19	812,982	886,151
Deluxe Corp., 7.00%, 03/15/19	170,000	183,600
HD Supply, Inc., 8.13%, 04/15/19	170,000	190,400
Kratos Defense & Security Solutions, Inc., 10.00%, 06/01/17	255,000	270,300
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust, Series 02-1, 6.26%, 11/20/21	439,534	472,499
Textron, Inc., 4.63%, 09/21/16	400,000	430,106
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%, 01/15/17	543,882	625,465
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	166,313
Total Industrials		7,605,794

Information Technology–0.7%
Denali Borrower LLC, 5.63%, 10/15/20‡	50,000	51,000
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	310,439
Equinix, Inc., 4.88%, 04/01/20	175,000	179,813
First Data Corp., 6.75%, 11/01/20‡	235,000	253,800
First Data Corp., 11.75%, 08/15/21	20,000	21,100
Total Information Technology		816,152

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Materials–0.7%
Hexion US Finance Corp., 6.63%, 04/15/20	$175,000	$182,000
Huntsman International LLC, 4.88%, 11/15/20	200,000	202,250
International Paper Co., 9.38%, 05/15/19	75,000	98,032
Libbey Glass, Inc., 6.88%, 05/15/20	96,000	105,000
Reynolds Group Issuer LLC, 7.88%, 08/15/19	150,000	165,938
Total Materials		753,220

Telecommunication Services–1.4%
AT&T, Inc., 3.88%, 08/15/21	210,000	219,380
Frontier Communications Corp., 7.13%, 03/15/19	250,000	278,125
Qwest Corp., 6.50%, 06/01/17	75,000	84,907
Sprint Communications, Inc., 6.00%, 12/01/16	170,000	186,787
T-Mobile USA, Inc., 6.46%, 04/28/19	275,000	294,938
Verizon Communications, Inc., 2.50%, 09/15/16	45,000	46,624
Verizon Communications, Inc., 3.65%, 09/14/18(a)	50,000	53,281
Verizon Communications, Inc., 2.55%, 06/17/19	200,000	201,399
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	135,731
Total Telecommunication Services		1,501,172

Utilities–0.2%
Energy Transfer Partners LP, 4.15%, 10/01/20	250,000	258,349

Total Corporate Bonds (Cost $27,272,445)		27,530,642

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
FOREIGN BONDS–4.5%

Communications–0.2%
Telecom Italia Capital SA, 7.18%, 06/18/19 (Luxembourg)	$175,000	$201,469

Consumer Discretionary–0.2%
Wynn Macau Ltd., 5.25%, 10/15/21 (Cayman Islands)‡	210,000	214,200

Consumer, Non-cyclical–0.2%
Coca-Cola Femsa SAB de CV, 2.38%, 11/26/18 (Mexico)	250,000	250,375

Energy–0.9%
Petrobras International Finance Co., 3.50%, 02/06/17 (Brazil)	400,000	405,321
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	350,000	395,937
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19	150,000	194,927
Total Energy		996,185

Financials–2.1%
Aircastle Ltd., 4.63%, 12/15/18	285,000	292,481
Aircastle Ltd., 6.25%, 12/01/19	250,000	271,250
Aircastle Ltd., 5.13%, 03/15/21	210,000	210,788
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)	250,000	258,750
Banco Santander Chile, 2.11%, 06/07/18 (Chile)@‡	200,000	200,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.25%, 01/14/19 (Netherlands)	300,000	299,502
Corp. Andina de Fomento, 3.75%, 01/15/16 (Supranational)	100,000	104,749
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	204,850
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19 (United Kingdom)	350,000	403,907
XL Group PLC, Series E, 6.50%, 12/29/49 (Ireland)@	105,000	103,819
Total Financials		2,350,846

Foreign Government–0.4%
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	409,717

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Health Care–0.1%
Valant Pharmaceuticals International, 6.75%, 08/15/18 (Canada)‡	$85,000	$93,925

Industrials–0.1%
Bombardier, Inc., 4.75%, 04/15/19 (Canada)‡	65,000	65,000

Materials–0.2%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	99,963
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)	170,000	169,631
Total Materials		269,594

Telecommunication Services–0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	110,789

Total Foreign Bonds (Cost $4,956,081)		4,962,100

ASSET BACKED SECURITIES–17.2%
AmeriCredit Automobile Receivables Trust, Class D, Series 2011-2, 4.00%, 05/08/17	955,000	987,121
AmeriCredit Automobile Receivables Trust, Class D, Series 2012-4, 2.68%, 10/09/18	1,050,000	1,075,010
AmeriCredit Automobile Receivables Trust, Class D, Series 2013-2, 2.42%, 05/08/19	575,000	580,069
AmeriCredit Automobile Receivables Trust, Class D, Series 2014-1, 2.54%, 06/08/20	500,000	498,185
Asset Backed Funding Certificates Trust, Class A6, Series 2005-AQ1, 4.78%, 06/25/35#	273,613	282,352
Associates Manufactured Housing Pass-Through Certificates, Class B1, Series 1996-1, 8.00%, 03/15/27@	464,007	506,647
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2012-3A, 2.10%, 03/20/19‡	500,000	503,097
Avis Budget Rental Car Funding AESOP LLC, Class A, Series 2013-1A, 1.92%, 09/20/19‡	140,000	138,707

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–17.2% (continued)
BankAmerica Manufactured Housing Contract Trust, Class B1, Series 1998-1, 7.81%, 08/10/25@	$478,593	$516,525
Bayview Financial Acquisition Trust, Class 1A2, Series 2007-A, 6.21%, 05/28/37#	727,530	781,131
Beacon Container Finance LLC, Class A, Series 2012-1A, 3.72%, 09/20/27‡	468,937	470,598
Carfinance Capital Auto Trust, Class B, Series 2013-2A, 3.15%, 08/15/19‡	350,000	354,588
CarFinance Capital Auto Trust 2014-1, Class B, Series 2014-1A, 2.72%, 04/15/20‡	200,000	199,947
CarMax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	193,891	194,430
CarMax Auto Owner Trust, Class B, Series 2012-1, 1.76%, 08/15/17	500,000	509,635
Citicorp Residential Mortgage Trust Series, Class A6, Series 2007-2, 5.82%, 06/25/37#	258,286	260,340
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A, 4.47%, 03/20/43‡	305,350	308,887
Conseco Financial Corp., Class B1, Series 1995-5, 7.30%, 09/15/26@	783,249	838,062
Cronos Containers Program Ltd., Class A, Series 2012-2A, 3.81%, 09/18/27 (Bermuda)‡	255,000	257,700
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-1A, 5.22%, 01/25/42‡	266,750	285,680
Drug Royalty II LP 1, Class A1, Series 2012-1, 4.23%, 01/15/25@‡	187,964	192,288
DT Auto Owner Trust, Class C, Series 2013-2A, 3.06%, 09/16/19‡	500,000	507,123
Exeter Automobile Receivables Trust, Class B, Series 2013-2A, 3.09%, 07/16/18‡	180,000	184,101
Exeter Automobile Receivables Trust, Class C, Series 2013-1A, 3.52%, 02/15/19‡	500,000	504,514
GSAA Trust, Class AF4, Series 2005-1, 5.38%, 11/25/34#	271,844	291,473

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–17.2% (continued)
Hilton Grand Vacations Trust, Class A, Series 2013-A, 2.28%, 01/25/26‡	$221,630	$223,835
Honda Auto Receivables Owner Trust, Class A4, Series 2011-3, 1.17%, 12/21/17	750,000	754,464
Mid-State Trust, Class A4, Series 1997-6, 7.79%, 07/01/35	461,745	498,068
Residential Funding Mortgage Securities II Home Loan Trust, Class AIIB, Series 2003-HS2, 0.40%, 06/25/28@	211,174	199,405
Santander Drive Auto Receivables Trust, Class A3, Series 2012-5, 0.83%, 12/15/16	236,109	236,440
Santander Drive Auto Receivables Trust, Class C, Series 2012-3, 3.01%, 04/16/18	260,000	267,548
Santander Drive Auto Receivables Trust, Class C, Series 2012-4, 2.94%, 12/15/17	360,000	371,005
Santander Drive Auto Receivables Trust, Class C, Series 2013-3, 1.81%, 04/15/19	600,000	602,424
Santander Drive Auto Receivables Trust, Class D, Series 2012-2, 3.87%, 02/15/18	300,000	313,666
Santander Drive Auto Receivables Trust, Class D, Series 2012-6, 2.52%, 09/17/18	350,000	354,051
Sierra Receivables Funding Co. LLC, Class A, Series 2014-1A, 2.07%, 03/20/30‡	530,000	528,981
Sierra Timeshare Receivables Funding LLC, Class B, Series 2012-2A, 3.42%, 03/20/29‡	308,759	316,222
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%, 03/17/25‡	325,452	328,111
SLM Private Education Loan Trust, Class A2A, Series 2013-B, 1.85%, 06/17/30‡	500,000	487,602
SLM Private Education Loan Trust, Class A2A, Series 2013-C, 2.94%, 10/15/31‡	270,000	275,305
Structured Asset Securities Corp., Class A3A, Series 2004-4XS, 5.00%, 02/25/34#	824,650	876,948
Structured Asset Securities Corp. Assistance Loan Trust, Class A, Series 2003-AL1, 3.36%, 04/25/31‡	35,266	34,744

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
ASSET BACKED SECURITIES–17.2% (continued)
TAL Advantage V LLC, Class A, Series 2013-1A, 2.83%, 02/22/38‡	$490,417	$481,287
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A, 4.37%, 07/15/41‡	425,815	446,207
Total Asset Backed Securities (Cost $18,796,864)		18,824,523

MORTGAGE BACKED SECURITIES–38.0%

Commercial Mortgage Backed Securities–12.1%
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%, 04/13/29‡	274,872	284,035
Bayview Financial Mortgage Pass-Through Trust, Class 1A2, Series 2006-A, 5.48%, 02/28/41#	717,295	738,983
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW18, 5.70%, 06/11/50	970,000	1,089,777
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2005-PW10, 5.45%, 12/11/40@	235,000	249,902
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW17, 5.89%, 06/11/50@	280,000	315,370
Capital Auto Receivables Asset Trust / Ally, Class C, Series 2013-1, 1.74%, 10/22/18	295,000	293,133
CD Commercial Mortgage Trust, Class A4, Series 2007-CD4, 5.32%, 12/11/49	780,000	854,523
Citigroup Commercial Mortgage Trust, Class A1A, Series 2007-C6, 5.71%, 12/10/49@	460,764	511,784
Commercial Mortgage Trust, Class AM, Series 2007-GG11, 5.87%, 12/10/49@	175,000	192,649
Countrywide Asset-Backed Certificates, Class AF6, Series 2004-12, 4.63%, 03/25/35@	443,007	451,600
Credit Suisse Commercial Mortgage Trust Series, Class A1A, Series 2007-C1, 5.36%, 02/15/40	207,385	220,819
Extended Stay America Trust, Class A17, Series 2013-ESH7, 2.30%, 12/05/31‡	550,000	528,330

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Commercial Mortgage Backed Securities–12.1% (continued)
GS Mortgage Securities Trust, Class A4, Series 2007-GG10, 5.80%, 08/10/45@(a)	$911,205	$1,011,794
Heller Financial Commercial Mortgage Asset, Class G, Series 2000-PH1, 6.75%, 01/17/34‡	234,283	241,989
Hilton USA Trust, Class EFX, Series 2013-HLT, 4.45%, 11/05/30@‡	250,000	254,001
Irwin Home Equity Loan Trust, Class M1, Series 2003-A, 1.71%, 10/25/27@	576,622	565,090
JPMorgan Mortgage Trust, Class 1A1, Series 2004-A3, 2.46%, 07/25/34@	148,389	151,598
LB-UBS Commercial Mortgage Trust, Class A3, Series 2007-C7, 5.87%, 09/15/45@	683,215	772,809
Master Alternative Loan Trust, Class 6A1, Series 2004-4, 5.50%, 04/25/34	267,134	290,649
RASC Series Trust, Class AI6, Series 2004-KS2, 4.30%, 03/25/34@	247,226	250,711
Rialto Real Estate Fund LLC, Class A, Series 2013-LT2, 2.83%, 05/22/28‡	123,565	123,421
Santander Drive Auto Receivables Trust, Class D, Series 2013-1, 2.27%, 01/15/19	500,000	502,653
Santander Drive Auto Receivables Trust, Class D, Series 2013-5, 2.73%, 10/15/19	300,000	302,857
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-5, 2.44%, 05/25/34@	581,673	583,944
Wachovia Bank Commercial Mortgage Trust, Class AM, Series 2007-C30, 5.38%, 12/15/43	270,000	292,723
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2007-C31, 5.51%, 04/15/47	770,000	837,845
Wachovia Bank Commercial Mortgage Trust, Class A3, Series 2007-C32, 5.73%, 06/15/49@	975,000	1,076,481
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, Class 2A1, Series 2003-AR4, 2.25%, 08/25/33@	276,347	276,891
Total Commercial Mortgage Backed Securities		13,266,361

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Fixed Income–18.4%
A10 Securitization LLC, Class A, Series 2013-1, 2.40%, 11/15/25‡	$600,000	$602,466
Bear Stearns ARM Trust, Class 21A1, Series 2004-1, 2.28%, 04/25/34@	559,011	556,018
Bear Stearns ARM Trust, Class 12A3, Series 2004-10, 2.69%, 01/25/35@	500,747	503,984
Bear Stearns ARM Trust, Class 15A1, Series 2004-10, 2.66%, 01/25/35@	1,137,370	1,165,698
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	800,000	875,319
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2007-PW15, 5.36%, 02/11/44	350,000	366,409
Bear Stearns Commercial Mortgage Securities Trust, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	727,729
Citigroup Mortgage Loan Trust, Inc., Class A3, Series 2004-UST1, 2.31%, 08/25/34@	339,402	333,067
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-8, 4.50%, 12/25/19	237,718	242,841
DBUBS Mortgage Trust, Class A2, Series 2011-LC3A, 3.64%, 08/10/44	1,050,000	1,104,922
GMACM Mortgage Loan Trust, Class A10, Series 2003-J7, 5.50%, 11/25/33	1,041,066	1,095,210
GMACM Mortgage Loan Trust, Class 12A, Series 2004-AR1, 3.17%, 06/25/34@	467,035	484,498
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F, 5.50%, 01/25/37	43,811	42,523
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2006-LDP7, 5.86%, 04/15/45@	1,190,000	1,303,910
JPMorgan Chase Commercial Mortgage Securities Trust, Class A3, Series 2006-LDP9, 5.34%, 05/15/47	745,000	814,206
JPMorgan Chase Commercial Mortgage Securities Trust, Class AM, Series 2007-LDPX, 5.46%, 01/15/49@	275,000	288,195
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2007-LD12, 5.88%, 02/15/51@	500,000	558,299

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Fixed Income–18.4% (continued)
LB Commercial Mortgage Trust, Class A4, Series 2007-C3, 5.88%, 07/15/44@	$610,000	$682,260
LB-UBS Commercial Mortgage Trust, Class A4, Series 2007-C6, 5.86%, 07/15/40@	1,290,419	1,385,648
MASTR Asset Securitization Trust, Class 4A1, Series 2004-6, 5.00%, 07/25/19	200,989	209,091
Merrill Lynch Mortgage Trust, Class AM, Series 2006-C1, 5.68%, 05/12/39@	420,000	455,329
Morgan Stanley Capital I Trust, Class A4, Series 2007-IQ14, 5.69%, 04/15/49@	800,000	885,482
RALI Series Trust, Class A3, Series 2003-QS22, 5.38%, 12/26/33	265,491	276,620
RALI Series Trust, Class A6, Series 2004-QS8, 5.50%, 06/25/34	402,336	422,745
Structured Asset Securities Corp., Class 2A, Series 2003-37A, 3.61%, 12/25/33@	415,279	419,536
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 1A1, Series 2003-33H, 5.50%, 10/25/33	593,757	609,498
Wachovia Bank Commercial Mortgage Trust Series, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,100,000	1,207,898
WaMu Mortgage Pass-Through Certificates Trust, Class A1, Series 2003-AR6, 2.44%, 06/25/33@	318,496	323,883
Wells Fargo Mortgage Backed Securities Trust, Class 5A1, Series 2003-J, 2.49%, 10/25/33@	317,379	321,874
Wells Fargo Mortgage Backed Securities Trust, Class A1, Series 2004-A, 2.63%, 02/25/34@	371,207	379,527
Wells Fargo Mortgage Backed Securities Trust, Class 1A2, Series 2004-K, 2.61%, 07/25/34@	663,992	674,985
Wells Fargo Mortgage Backed Securities Trust, Class 2A12, Series 2004-K, 4.74%, 07/25/34@	255,528	259,242
Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2004-Z, 2.62%, 12/25/34@	298,760	305,218

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Fixed Income–18.4% (continued)
Wells Fargo Mortgage Backed Securities, Class A5, Series 2006-16, 5.00%, 11/25/36	$207,607	$215,544
Total Fixed Income		20,099,674

Non-Agency Mortgage-Backed Securities–1.8%
Alternative Loan Trust, Class 1A1, Series 2004-22CB, 6.00%, 10/25/34	229,562	242,558
Bear Stearns Commercial Mortgage Securities Trust, Class AM, Series 2006-PW14, 5.24%, 12/11/38	185,000	202,099
Commercial Mortgage Trust, Class A4, Series 2007-GG9, 5.44%, 03/10/39	500,000	548,380
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2006-LDP7, 5.86%, 04/15/45@	150,000	163,549
Morgan Stanley Capital I Trust, Class A4, Series 2006-IQ12, 5.33%, 12/15/43	490,259	531,818
Morgan Stanley Capital I Trust, Class AM, Series 2007-IQ14, 5.69%, 04/15/49@	226,000	237,264
Total Non-Agency Mortgage-Backed Securities		1,925,668

Residential Mortgage Backed Securities–5.7%
Banc of America Funding Trust, Class 5A1, Series 2004-A, 2.36%, 07/20/34@	439,118	441,551
Banc of America Mortgage Trust, Class 6A3, Series 2004-7, 4.50%, 08/25/19	1,254,009	1,271,157
Citigroup Mortgage Loan Trust, Class A, Series 2014-A, 4.00%, 01/01/35@‡	242,754	253,628
Citigroup Mortgage Loan Trust, Inc., Class A2, Series 2003-UP3, 7.00%, 09/25/33	305,521	324,568
Credit Suisse First Boston Mortgage Securities Corp., Class 6A1, Series 2004-AR8, 2.49%, 09/25/34@	277,728	280,859
GSR Mortgage Loan Trust, Class 3A1, Series 2004-7, 2.30%, 06/25/34@	643,627	646,799
JPMorgan Mortgage Trust, Class 4A1, Series 2006-A2, 2.73%, 08/25/34@	227,505	227,991

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Residential Mortgage Backed Securities–5.7% (continued)
JPMorgan Mortgage Trust, Class 1A1, Series 2014-1, 4.00%, 01/25/44@‡	$553,488	$568,626
Master Alternative Loan Trust, Class 1A1, Series 2007-1, 0.75%, 10/25/36@	483,733	466,597
Structured Adjustable Rate Mortgage Loan Trust, Class 6A, Series 2004-1, 2.44%, 02/25/34@	536,822	528,541
Structured Adjustable Rate Mortgage Loan Trust, Class 3A2, Series 2004-4, 2.48%, 04/25/34@	500,971	504,058
Structured Adjustable Rate Mortgage Loan Trust, Class 3A1, Series 2004-4, 2.48%, 04/25/34@	257,642	256,355
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Class 6A, Series 2003-34A, 2.69%, 11/25/33@	466,090	460,091
Total Residential Mortgage Backed Securities		6,230,821

Total Mortgage Backed Securities (Cost $41,896,141)		41,522,524

U.S. TREASURY NOTE–0.9%

U.S. Treasury Note, 0.25%, 02/29/16(a) (Cost $996,683)	1,000,000	997,422

U.S. GOVERNMENT AGENCY SECURITIES–2.7%
Federal Home Loan Mortgage Corporation, Class J, Series 2012-4011, 4.00%, 12/15/41	933,837	942,921
Federal National Mortgage Association, Class NA, Series 2009-36, 5.00%, 06/25/37	251,317	270,491
Federal National Mortgage Association, Class PA, Series 2012-10, 4.00%, 11/25/41	718,018	738,192
Government National Mortgage Association, Class G, Series 2009-46, 4.50%, 09/20/34	439,713	451,978
Government National Mortgage Association, Class CA, Series 2009-22, 4.50%, 12/16/35	241,049	249,124

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES–2.7% (continued)
Government National Mortgage Association, Class KA, Series 2011-140, 4.00%, 03/20/37	$300,534	$309,216
Total U.S. Government Agency Securities (Cost $2,974,268)		2,961,922

TERM LOANS–9.5%

Consumer Discretionary–3.8%
Boyd Gaming Corp., 4.00%, 08/14/20@	198,005	198,475
Caesars Entertainment Corp., 9.50%, 10/31/16@	222,101	221,785
CBAC Borrower LLC, 8.25%, 07/02/20@	200,000	209,000
Chrysler Group LLC, 3.25%, 12/31/18@	210,000	209,432
CityCenter Holdings, LLC, 5.00%, 10/16/20@	124,688	125,925
Hilton Worldwide Finance LLC, 3.50%, 10/26/20@	176,289	176,778
Landry's, Inc., 4.00%, 04/24/18@	212,110	213,727
Las Vegas Sands, LLC, 0.00%, 12/19/20@(b)	320,000	319,970
Leslie's Poolmart, Inc., 4.25%, 10/16/19@	197,990	198,691
MGM Resorts International, 3.50%, 12/20/19@	240,474	240,399
Pinnacle Entertainment, Inc., 3.75%, 08/13/20@	209,472	210,290
PVH Corp., 0.00%, 02/13/20@(b)	112,000	112,382
PVH Corp., 3.25%, 02/13/20@	153,000	153,522
Scientific Games International, Inc., 4.25%, 10/18/20@	99,750	100,008
Seminole Hard Rock Entertainment, Inc., 3.50%, 05/14/20@	59,550	59,563
Seven Sea Cruises S de RL LLC, 3.75%, 12/21/18@	187,680	188,149
SRAM LLC, 4.00%, 04/10/20@	213,557	213,157
SRAM LLC, 5.25%, 04/10/20@	1,326	1,323
Tribune Company, 4.00%, 12/27/20@	170,573	170,765
Univision Communications, Inc., 4.00%, 03/01/20@	635,133	635,747
Zuffa LLC, 3.75%, 02/25/20@	222,750	223,215
Total Consumer Discretionary		4,182,303

Consumer Staples–0.7%
ARAMARK Corp., 0.00%, 09/07/19@(b)	310,000	307,636
Hostess Brands, Inc., 6.75%, 04/09/20@	225,000	234,281

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Consumer Staples–0.7% (continued)
Rite Aid Corp., 3.50%, 02/21/20@	$223,872	$223,995
Total Consumer Staples		765,912

Energy–0.4%
Fieldwood Energy LLC, 3.88%, 09/28/18@	200,432	200,986
Seadrill Operating LP, 4.00%, 02/21/21@	178,553	178,329
Total Energy		379,315

Financials–0.4%
Delos Finance Sarl, 3.50%, 02/26/21@	158,000	158,395
Delos Finance Sarl, 0.00%, 03/06/21@(b)	160,000	160,400
TransUnion LLC, 0.00%, 04/09/21@(b)	146,000	146,456
Total Financials		465,251

Health Care–0.6%
Accellent, Inc., 0.00%, 03/12/21@(b)	210,000	210,087
Davita, Inc., 4.00%, 11/01/19@	222,188	223,656
IASIS Healthcare LLC, 4.50%, 05/03/18@	222,188	223,369
Total Health Care		657,112

Industrials–0.8%
Air Canada, 5.50%, 09/26/19@	235,000	239,700
Avis Budget Car Rental LLC, 3.00%, 03/15/19@	198,000	196,824
Doncasters Group Ltd., 5.50%, 04/09/20@	272,250	274,292
Filtration Group, Inc., 4.50%, 11/20/20@	52,868	53,297
McJunkin Red Man Corp., 5.00%, 11/08/19@	85,570	86,809
Total Industrials		850,922

Information Technology–1.7%
Alcatel-Lucent USA Inc., 4.50%, 01/30/19@	197,995	199,279
Blue Coat Systems, Inc., 4.00%, 05/31/19@	220,950	221,986
CDW LLC, 3.25%, 04/29/20@	346,811	344,179
First Data Corp., 4.15%, 03/23/18@	250,000	251,069
Infor US, Inc., 3.75%, 06/03/20@	249,375	248,960
Interactive Data Corp., 3.75%, 02/11/18@	219,551	219,551

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Principal	Value
Information Technology–1.7% (continued)
Ion Trading Technologies Ltd., 4.50%, 05/22/20@	$196,875	$197,675
Kronos Inc., 4.50%, 10/30/19@	4,949	4,995
Spansion LLC, 3.75%, 12/19/19@	122,385	122,921
Total Information Technology		1,810,615

Materials–0.4%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.), 4.25%, 06/30/19@	222,192	224,189
Ineos US Finance LLC, 3.75%, 05/04/18@	198,246	197,396
Total Materials		421,585

Technology–0.1%
Sungard Availability Services Capital, Inc., 0.00%, 03/29/19@(b)	138,000	138,575

Telecommunication Services–0.4%
Level 3 Financing, Inc., 4.00%, 01/15/20@	225,000	225,731
Windstream Corp., 3.50%, 01/23/20@	222,188	222,104
Total Telecommunication Services		447,835

Utilities–0.2%
NRG Energy, Inc., 0.00%, 07/01/18@(b)	216,000	214,371

Total Term Loans (Cost $10,350,188)		10,333,796

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–2.9%
BofA Cash Reserves Money Market Fund - Capital Class - 0.04%(c) (Cost $3,172,309)	$3,172,309	$3,172,309

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.4%
BNY Mellon Securities Lending Overnight Fund, 0.11%(d) (Cost $1,540,960)	1,540,960	1,540,960

Total Investments–102.2% (Cost $111,955,939)		111,846,198
Liabilities in Excess of Other Assets–(2.2%)		(2,436,597)
Net Assets–100.0%		$109,409,601

___________

PLC - Public Limited Company

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of March 31, 2014.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,501,969; the aggregate market value of the collateral held by the fund is $1,540,960.
(b)	This Loan will settle after March 31, 2014 at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of March 31, 2014.
(d)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS–60.4%

Advertising–2.4%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$15,254,000	$14,338,760
Sitel Worldwide Corp., 11.00%, 08/01/17‡	5,000,000	5,393,750
Total Advertising		19,732,510

Aerospace/Defense–0.9%
Erickson Air-Crane, Inc., 8.25%, 05/01/20‡(a)	6,795,000	7,168,725

Agriculture–1.1%
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	9,135,000	9,214,931

Auto Manufacturers–1.6%
Navistar International Corp., 8.25%, 11/01/21(a)	12,911,000	13,217,636

Auto Parts & Equipment–1.9%
UCI International, Inc., 8.63%, 02/15/19	15,775,000	15,385,625

Banks–1.2%
Creditcorp, 12.00%, 07/15/18‡	9,710,000	9,952,750

Beverages–1.8%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	15,275,000	14,549,438

Coal–2.8%
Arch Coal, Inc., 9.88%, 06/15/19(a)	15,978,000	13,980,750
Murray Energy Corp., 8.63%, 06/15/21‡	8,770,000	9,274,275
Total Coal		23,255,025

Commercial Services–6.0%
DynCorp International, Inc., 10.38%, 07/01/17(a)	10,929,000	11,475,450
Harland Clarke Holdings Corp., 9.25%, 03/01/21‡	15,890,000	16,029,037

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Commercial Services–6.0% (continued)
Speedy Cash Intermediate Holdings Corp., 10.75%, 05/15/18‡	$13,534,000	$14,007,690
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21‡	7,800,000	8,053,500
Total Commercial Services		49,565,677

Diversified Financial Services–3.1%
CNG Holdings, Inc./OH, 9.38%, 05/15/20‡	15,554,000	14,387,450
GFI Group, Inc., 10.38%, 07/19/18(a)	10,594,000	11,335,580
Total Diversified Financial Services		25,723,030

Electronics–1.5%
KEMET Corp., 10.50%, 05/01/18	11,645,000	12,256,363

Environmental Control–2.9%
Casella Waste Systems, Inc., 7.75%, 02/15/19(a)	5,114,000	5,331,345
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	4,050,000	4,328,437
Nuverra Environmental Solutions, Inc., 9.88%, 04/15/18(a)	13,835,000	14,353,813
Total Environmental Control		24,013,595

Food–2.4%
American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75%, 05/15/16‡	13,845,000	14,381,493
SUPERVALU, Inc., 6.75%, 06/01/21(a)	5,205,000	5,302,594
Total Food		19,684,087

Forest Products & Paper–1.8%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 01/15/19(a)	13,665,000	14,792,363

Healthcare - Products–0.6%
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19(a)	4,350,000	5,100,375

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Healthcare - Services–2.2%
21st Century Oncology, Inc., 8.88%, 01/15/17	$8,868,000	$9,267,060
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡	8,895,000	9,095,138
Total Healthcare - Services		18,362,198

Household Products / Wares–1.2%
Central Garden & Pet Co., 8.25%, 03/01/18(a)	9,800,000	10,155,250

Leisure Time–1.8%
ICON Health & Fitness, Inc., 11.88%, 10/15/16‡(a)	15,850,000	15,057,500

Metal Fabricate/Hardware–1.5%
American Piping Products, Inc., 12.88%, 11/15/17‡	11,785,000	12,639,412

Mining–1.9%
Molycorp, Inc., 10.00%, 06/01/20(a)	16,030,000	15,949,850

Miscellaneous Manufacturing–1.9%
Iracore International Holdings, Inc., 9.50%, 06/01/18‡	8,965,000	9,570,138
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22‡	5,493,000	5,904,975
Total Miscellaneous Manufacturing		15,475,113

Oil & Gas–6.6%
Endeavour International Corp., 12.00%, 03/01/18(a)	15,750,000	15,474,375
Quicksilver Resources, Inc., 9.13%, 08/15/19(a)	14,425,000	14,425,000
Talos Production LLC/Talos Production Finance, Inc., 9.75%, 02/15/18‡	10,685,000	11,245,962
Venoco, Inc., 8.88%, 02/15/19	13,725,000	13,930,875
Total Oil & Gas		55,076,212

Oil & Gas Services–3.5%
Forbes Energy Services Ltd., 9.00%, 06/15/19	13,025,000	13,122,687
Seitel, Inc., 9.50%, 04/15/19(a)	15,440,000	16,057,600
Total Oil & Gas Services		29,180,287

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Packaging & Containers–0.5%
Exopack Holding Corp., 10.00%, 06/01/18‡	$3,904,000	$4,245,600

Pharmaceuticals–0.4%
BioScrip, Inc., 8.88%, 02/15/21‡	2,890,000	3,016,437

Retail–0.6%
Ferrellgas Partners LP, 8.63%, 06/15/20	4,552,000	4,859,260

Software–0.8%
Southern Graphics, Inc., 8.38%, 10/15/20‡	5,975,000	6,378,313

Telecommunications–4.8%
Cincinnati Bell, Inc., 8.75%, 03/15/18	5,255,000	5,507,897
EarthLink Holdings Corp., 7.38%, 06/01/20	4,230,000	4,420,350
EarthLink Holdings Corp., 8.88%, 05/15/19(a)	14,460,000	14,568,450
FairPoint Communications, Inc., 8.75%, 08/15/19‡	5,150,000	5,536,250
Frontier Communications Corp., 7.63%, 04/15/24	9,645,000	10,127,250
Total Telecommunications		40,160,197

Transportation–0.7%
Era Group, Inc., 7.75%, 12/15/22	5,415,000	5,739,900

Total Corporate Bonds (Cost $490,426,745)		499,907,659

FOREIGN BONDS–19.0%

Airlines–1.4%
Air Canada, 8.75%, 04/01/20 (Canada)‡	10,415,000	11,339,331

Beverages–1.9%
CEDC Finance Corp. International, Inc., 8.00%, 04/30/18#	17,213,419	15,673,403

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal/ Shares	Value
Environmental Control–2.5%
Tervita Corp., 8.00%, 11/15/18 (Canada)‡	$6,685,000	$6,785,275
Tervita Corp., 10.88%, 02/15/18 (Canada)‡	13,635,000	13,754,306
Total Environmental Control		20,539,581

Forest Products & Paper–1.4%
Exopack Holdings SA, 7.88%, 11/01/19 (Luxembourg)‡	2,800,000	2,982,000
Millar Western Forest Products Ltd., 8.50%, 04/01/21 (Canada)	8,150,000	8,618,625
Total Forest Products & Paper		11,600,625

Mining–3.2%
HudBay Minerals, Inc., 9.50%, 10/01/20 (Canada)	9,306,000	10,003,950
HudBay Minerals, Inc., 9.50%, 10/01/20 (Canada)‡	1,650,000	1,773,750
IAMGOLD Corp., 6.75%, 10/01/20 (Canada)‡	16,080,000	14,391,600
Total Mining		26,169,300

Miscellaneous Manufacturing–1.4%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 02/01/19 (Luxembourg)	10,900,000	11,731,125

Oil & Gas–3.4%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡(a)	17,450,000	14,047,250
Lightstream Resources Ltd., 8.63%, 02/01/20 (Canada)‡	14,445,000	14,517,225
Total Oil & Gas		28,564,475

Telecommunications–1.5%
NII International Telecom SCA, 11.38%, 08/15/19 (Luxembourg)‡(a)	17,765,000	12,613,150

Transportation–2.3%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	223,740	244,157
CHC Helicopter SA, 9.38%, 06/01/21 (Luxembourg)(a)	12,660,000	13,482,900
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)(a)	5,497,000	5,579,455
Total Transportation		19,306,512
Total Foreign Bonds (Cost $156,263,696)		157,537,502

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal/ Shares	Value
COMMON STOCKS–2.9%

Oil & Gas–1.4%
Canadian Oil Sands Ltd. (Canada)(a)	573,034	$12,005,062

Pipelines–1.5%
Niska Gas Storage Partners LLC, Class U(a)	842,359	12,231,053

Total Common Stocks (Cost $22,556,610)		24,236,115

TERM LOANS–15.6%

Agriculture–0.7%
North Atlantic Trading Co., Inc., 7.75%, 01/13/20	6,000,000	6,060,000

Apparel–1.1%
SK Spice Sarl, 9.50%, 09/30/18 (Luxembourg)	8,982,500	9,027,413

Chemicals–1.5%
American Pacific Corp., 7.00%, 02/27/19	12,000,000	12,180,000

Commercial Services–0.5%
Harland Clarke Holdings Corp., 7.00%, 05/22/18	4,443,750	4,515,405

Forest Products & Paper–2.0%
NewPage Corp., 9.50%, 02/11/21	16,000,000	16,180,000

Healthcare - Services–1.8%
Radnet Management, Inc., 8.00%, 03/25/21	14,800,000	14,781,500

Holding Companies - Diversified–1.2%
Tech Finance & Co., SCA, 7.25%, 07/10/20 (Luxembourg)	9,949,367	10,121,441

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal/ Shares	Value
Oil & Gas–1.5%
Teine Energy Ltd, 7.50%, 05/17/19 (Canada)	$11,964,912	$12,144,386

Software–1.4%
Vitera Healthcare Solutions LLC, 9.25%, 11/04/21	11,125,690	11,292,575

Telecommunications–2.1%
Global Tel*Link Corp, 9.00%, 11/20/20	17,375,000	17,172,321

Transportation–1.8%
YRC Worldwide, Inc., 8.00%, 02/13/19	15,000,000	15,156,225

Total Term Loans (Cost $127,819,574)		128,631,266

MONEY MARKET FUND–2.9%

BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.03%(b) (Cost $24,387,894)	24,387,894	24,387,894

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–16.2%

BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $134,441,881)	134,441,881	134,441,881

Total Investments–117.0% (Cost $955,896,400)		969,142,317
Liabilities in Excess of Other Assets–(17.0%)		(140,719,621)
Net Assets–100.0%		$828,422,696

LP - Limited Partnership

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Represents step coupon bond. Rate shown reflects the rate in effect at March 31, 2014.

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $131,218,745; the aggregate market value of the collateral held by the fund is $134,441,881.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–62.6%
Banks–4.2%
Royal Bank of Canada (Canada)	1,673	$110,402
Wells Fargo & Co.	2,399	119,326
Total Banks		229,728

Coal–2.1%
Alliance Resource Partners, LP	1,373	115,524

Commercial Services–3.5%
Apollo Education Group, Inc., Class A*	5,556	190,237

Electric–2.1%
MDU Resources Group, Inc.	3,307	113,463

Holding Companies - Diversified–1.8%
Leucadia National Corp.	3,594	100,632

Insurance–4.7%
American International Group, Inc.	2,513	125,675
Aon PLC (United Kingdom)	1,545	130,213
Total Insurance		255,888

Iron/Steel–2.1%
Reliance Steel & Aluminum Co.	1,611	113,833

Mining–10.2%
Alamos Gold, Inc. (Canada)	6,755	60,930
First Majestic Silver Corp. (Canada)*(a)	7,997	77,091
Franco-Nevada Corp. (Canada)	2,363	108,367
Royal Gold, Inc.	1,926	120,606
Sandstorm Gold Ltd. (Canada)*(a)	15,910	88,619
Silver Wheaton Corp. (Canada)(a)	4,500	102,150
Total Mining		557,763

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Oil & Gas–9.1%
Apache Corp.	1,350	$111,982
Enerplus Corp. (Canada)	7,321	146,640
Seadrill Ltd. (Norway)(a)	2,935	103,195
Whiting Petroleum Corp.*	1,955	135,657
Total Oil & Gas		497,474

Pharmaceuticals–2.1%
Pfizer, Inc.	3,478	111,713

Pipelines–3.4%
Kinder Morgan, Inc.	2,559	83,142
Spectra Energy Corp.	2,765	102,139
Total Pipelines		185,281

Real Estate Investment Trusts–2.1%
Senior Housing Properties Trust	5,050	113,473

Semiconductors–2.4%
Intel Corp.	5,076	131,012

Software–4.3%
Microsoft Corp.	2,998	122,888
Paychex, Inc.	2,591	110,377
Total Software		233,265

Telecommunications–3.9%
Cisco Systems, Inc.	5,294	118,638
Verizon Communications, Inc.	1,996	94,950
Total Telecommunications		213,588

Transportation–4.6%
Navios Maritime Partners, LP (Greece)	7,084	138,067
Union Pacific Corp.	604	113,347

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Transportation–4.6% (continued)
Total Transportation		$251,414
Total Common Stocks (Cost $3,137,044)		3,414,288

EXCHANGE TRADED FUNDS–26.4%
Commodity Fund–5.2%
PowerShares DB Agriculture Fund*	5,200	147,316
PowerShares DB Commodity Index Tracking Fund*	5,200	135,876
Total Commodity Fund		283,192

Debt Fund–18.5%
AdvisorShares Peritus High Yield ETF†	5,023	264,210
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	9,466	255,866
iShares 20+ Year Treasury Bond ETF	1,734	189,179
PIMCO Enhanced Short Maturity ETF	500	50,685
PowerShares Senior Loan Portfolio	10,097	250,507
Total Debt Fund		1,010,447

Equity Fund–2.7%
SPDR S&P International Dividend ETF	3,083	149,772
Total Exchange Traded Funds (Cost $1,446,365)		1,443,411

MONEY MARKET FUND–13.9%
Dreyfus Government Cash Management – Investor Shares, 0.01%(b) (Cost $758,800)	758,800	758,800

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.9%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $321,638)	321,638	321,638
Total Investments–108.8% (Cost $5,663,847)		5,938,137
Liabilities in Excess of Other Assets–(8.8)%		(482,740)
Net Assets–100.0%		$5,455,397

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)

LP    - Limited Partnership

PLC - Public Limited Company

ETF - Exchange Traded Fund

*	Non-income producing security
†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Peritus High Yield ETF	$282,085	$64,296	$(96,928)	$2,633	$12,124	$264,210	$15,615

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $312,557; the aggregate market value of the collateral held by the fund is $321,638.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED NOTES–0.4%
Equity Fund–0.4%
C-Tracks ETN Volatility Index*	3,526	$9,979
JPMorgan Alerian MLP Index ETN	365	16,987
iPath MSCI India Index ETN*	156	9,458
Total Exchange Traded Notes (Cost $34,258)		36,424

EXCHANGE TRADED FUNDS–99.8%
Commodity Fund–1.8%
SPDR Gold Shares*	1,202	148,580

Currency Fund–0.3%
WisdomTree Indian Rupee Strategy Fund*	1,252	26,292

Debt Fund–27.9%
AdvisorShares Sage Core Reserves ETF† (a)	4,200	420,000
Guggenheim Enhanced Short Duration ETF(a)	8,346	419,471
iShares Short Treasury Bond ETF(a)	4,908	541,205
SPDR Barclays 1-3 Month T-Bill ETF(a)*	11,786	539,445
SPDR SSgA Ultra Short Term Bond ETF(a)	10,469	420,634
Total Debt Fund		2,340,755

Equity Fund–69.8%
EGShares India Consumer ETF*	326	8,117
First Trust Dow Jones Internet Index Fund*	4,090	241,474
First Trust Europe AlphaDEX Fund	483	17,296
First Trust ISE Cloud Computing Index Fund*	383	10,356
Global X Brazil Consumer ETF	3,401	54,505
Global X Brazil Financials ETF	4,991	54,691
Global X Brazil Mid Cap ETF	5,855	73,905
Global X Junior MLP ETF	757	12,301
Global X Nigeria Index ETF	1,892	26,677
Guggenheim Canadian Energy Income ETF	494	7,531
Guggenheim China Small Cap Index ETF	8,382	213,238
Guggenheim China Technology ETF	3,197	111,895

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–69.8% (continued)
Guggenheim Raymond James SB-1 Equity ETF	4,819	$165,663
Guggenheim S&P 500 Equal Weight ETF	10,751	784,716
Guggenheim S&P 500 Equal Weight Financials ETF	7,487	303,897
Guggenheim S&P 500 Equal Weight Healthcare ETF	1,636	192,099
Guggenheim S&P 500 Equal Weight Technology ETF	26	2,086
Guggenheim S&P Midcap 400 Pure Growth ETF	10	1,234
iShares Core S&P Small-Cap ETF	126	13,878
iShares Global Materials ETF	18	1,123
iShares Japan Large-Cap ETF	370	17,960
iShares Latin American 40 ETF	88	3,218
iShares Microcap ETF	3,396	262,511
iShares MSCI Emerging Markets Latin America ETF	1,847	78,932
iShares MSCI Europe Financials ETF	469	11,889
iShares MSCI Frontier 100 ETF	5,089	184,476
iShares MSCI Hong Kong Small-Cap ETF	2,886	87,186
iShares MSCI India Small-Cap ETF	1,066	25,360
iShares MSCI Israel Capped ETF	73	3,854
iShares MSCI Pacific Ex-Japan ETF	388	18,659
iShares MSCI Poland Capped ETF	805	24,190
iShares MSCI South Korea Capped ETF(a)	109	6,704
iShares MSCI Taiwan ETF(a)	155	2,229
iShares MSCI Thailand Capped ETF	166	12,068
iShares MSCI United Kingdom ETF	1,008	20,755
iShares MSCI United Kingdom Small-Cap ETF	2,320	100,154
iShares MSCI USA Momentum Index Fund	7,215	435,425
iShares Nasdaq Biotechnology ETF	867	205,002
iShares North American Natural Resources ETF	3,064	135,766
iShares Russell 1000 Growth ETF	1,922	166,330
iShares Russell 1000 Value ETF	660	63,690
iShares Russell 2000 Growth ETF	2,327	316,612
iShares U.S. Healthcare Providers ETF	19	1,878
iShares U.S. Medical Devices ETF	1,129	111,557
iShares U.S. Pharmaceuticals ETF	192	24,336
Market Vectors Agribusiness ETF	13	707
Market Vectors Egypt Index ETF	231	15,396

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Equity Fund–69.8% (continued)
Market Vectors Global Alternative Energy ETF	708	$43,188
Market Vectors Gulf States Index ETF	1,658	51,431
Market Vectors Indonesia Index ETF	2,226	55,962
Market Vectors Russia ETF	1,341	32,157
Market Vectors Russia Small-Cap ETF	2,741	87,383
Market Vectors Uranium+Nuclear Energy ETF	1,093	55,142
Market Vectors Vietnam ETF	1,255	27,221
PowerShares DWA Healthcare Momentum Portfolio	402	19,264
PowerShares Dynamic Market Portfolio	678	48,375
PowerShares Fundamental Pure Small Growth Portfolio	14,917	365,765
PowerShares S&P SmallCap Financials Portfolio	23	907
SPDR Russell/Nomura Small Cap Japan ETF	2,423	118,679
SPDR S&P Emerging Markets SmallCap ETF	1,043	49,490
SPDR S&P Emerging Middle East & Africa ETF	27	1,891
SPDR S&P Small Cap Emerging Asia Pacific ETF	1,304	55,179
Vanguard REIT ETF	639	45,126
WisdomTree Europe SmallCap Dividend Fund	2,287	143,006
Yorkville High Income Infrastructure MLP ETF	1,101	23,242
Total Equity Fund		5,856,934
Total Exchange Traded Funds (Cost $7,879,380)		8,372,561

MONEY MARKET FUND–0.4%
JP Morgan Prime Money Market Fund - Institutional Class, 0.01%(b) (Cost $30,197)	30,197	30,197
Total Investments Before Securities Sold, Not Yet Purchased (Cost $7,943,835)		8,439,182

Securities Sold, Not Yet Purchased–(9.4)%

EXCHANGE TRADED FUNDS–(9.4)%

Currency Fund–(6.6)%
CurrencyShares British Pound Sterling Trust*	(923)	(151,529)

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Currency Fund–(6.6)% (continued)
CurrencyShares Euro Currency Trust*	(1,060)	$(144,192)
CurrencyShares Japanese Yen Trust*	(2,726)	(257,689)
Total Currency Fund		(553,410)

Equity Fund–(2.8)%
iShares Russell 2000 Value ETF	(1,845)	(186,050)
SPDR EURO STOXX 50 ETF	(1,193)	(50,893)
Total Equity Fund		(236,943)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(790,620)]		(790,353)

Total Investments–91.2% (Cost $7,153,215)		7,648,829
Other Assets in Excess of Liabilities–8.8%		742,424
Net Assets–100.0%		$8,391,253

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security
†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Sage Core Reserves ETF	$-	$420,000	$-	$-	$-	$420,000	$317

(a)	All or a portion of this security has been segregated as collateral for open short positions. The aggregate market value of the collateral posted was $3,109,051, which includes cash in the amount of $768,296 as of March 31, 2014.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUND–19.0%
Debt Fund–19.0%
AdvisorShares Sage Core Reserves ETF† (Cost $29,997,150)	300,000	$30,000,000

MONEY MARKET FUNDS–31.0%
Fidelity Institutional Government Money Market Portfolio - Class III, 0.01%(a)	46,511,120	46,511,120
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04%(a)	2,500,000	2,500,000
Total Money Market Funds (Cost $49,011,120)		49,011,120

Total Investments Before Securities Sold, Not Yet Purchased (Cost $79,008,270)		79,011,120

Securities Sold, Not Yet Purchased–(99.2)%

COMMON STOCKS–(99.2)%

Apparel–(2.1)%
Michael Kors Holdings Ltd.*	(35,000)	(3,264,450)

Banks–(2.1)%
Barclays PLC (United Kingdom)(b)	(210,000)	(3,297,000)

Building Materials–(2.2)%
Fortune Brands Home & Security, Inc.	(84,000)	(3,534,720)

Commercial Services–(2.1)%
Western Union Co. (The)	(205,000)	(3,353,800)

Computers–(7.7)%
3D Systems Corp.*	(84,000)	(4,968,600)
International Business Machines Corp.	(37,000)	(7,122,130)
Total Computers		(12,090,730)

Distribution/Wholesale–(5.3)%
Fastenal Co.	(100,000)	(4,932,000)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Distribution/Wholesale-(5.3)% (continued)
LKQ Corp.*	(129,000)	$(3,399,150)
Total Distribution/Wholesale		(8,331,150)

Electrical Components & Equipment–(2.1)%
Energizer Holdings, Inc.	(33,000)	(3,324,420)

Hand/Machine Tools–(2.1)%
Stanley Black & Decker, Inc.	(40,000)	(3,249,600)

Home Furnishings–(2.9)%
Tempur Sealy International, Inc.*	(90,299)	(4,575,450)

Internet–(7.4)%
Equinix, Inc.*	(13,000)	(2,402,920)
LinkedIn Corp., Class A*	(14,000)	(2,589,160)
Netflix, Inc.*	(6,700)	(2,358,601)
Yelp, Inc.*	(23,000)	(1,769,390)
Zillow, Inc., Class A*	(29,200)	(2,572,520)
Total Internet		(11,692,591)

Leisure Time–(5.6)%
Arctic Cat, Inc.	(50,000)	(2,389,500)
Harley-Davidson, Inc.	(51,000)	(3,397,110)
Norwegian Cruise Line Holdings Ltd.*	(97,000)	(3,130,190)
Total Leisure Time		(8,916,800)

Machinery - Construction & Mining–(2.5)%
Caterpillar, Inc.	(39,500)	(3,925,115)

Media–(3.9)%
FactSet Research Systems, Inc.	(32,500)	(3,503,825)
Nexstar Broadcasting Group, Inc., Class A	(70,000)	(2,626,400)
Total Media		(6,130,225)

Metal Fabricate/Hardware–(2.1)%
Precision Castparts Corp.	(13,000)	(3,285,880)

Mining–(1.5)%
Teck Resources Ltd., Class B (Canada)	(110,000)	(2,384,800)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Miscellaneous Manufacturing–(3.1)%
Eaton Corp. PLC (Ireland)	(41,000)	$(3,079,920)
Pentair Ltd. (Switzerland)	(23,900)	(1,896,226)
Total Miscellaneous Manufacturing		(4,976,146)

Office/Business Equipment–(1.6)%
Canon, Inc. (Japan)(b)	(83,000)	(2,577,980)

Pharmaceuticals–(2.2)%
Catamaran Corp.*	(78,000)	(3,491,280)

Pipelines–(5.9)%
Enbridge Energy Partners LP	(113,000)	(3,097,330)
Kinder Morgan Energy Partners LP	(41,000)	(3,031,950)
MarkWest Energy Partners LP	(49,000)	(3,200,680)
Total Pipelines		(9,329,960)

Real Estate–(4.4)%
Brookfield Asset Management, Inc., Class A (Canada)	(95,000)	(3,880,750)
Realogy Holdings Corp.*	(71,000)	(3,084,950)
Total Real Estate		(6,965,700)

Real Estate Investment Trust–(5.3)%
American Tower Corp.	(33,000)	(2,701,710)
Crown Castle International Corp.	(32,000)	(2,360,960)
Macerich Co. (The)	(53,000)	(3,303,490)
Total Real Estate Investment Trust		(8,366,160)

Retail–(8.5)%
Lululemon Athletica, Inc. (Canada)*	(70,000)	(3,681,300)
Lumber Liquidators Holdings, Inc.*	(33,000)	(3,095,400)
PVH Corp.	(28,800)	(3,593,376)
Ulta Salon, Cosmetics & Fragrance, Inc.*	(31,100)	(3,031,628)
Total Retail		(13,401,704)

Semiconductors–(1.9)%
Cree, Inc.*	(54,000)	(3,054,240)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Software–(5.4)%
CommVault Systems, Inc.*	(63,000)	$(4,091,850)
E2open, Inc.*	(96,000)	(2,262,720)
Salesforce.com, Inc.*	(38,500)	(2,197,965)
Total Software		(8,552,535)

Telecommunications–(9.3)%
CenturyLink, Inc.	(148,000)	(4,860,320)
Consolidated Communications Holdings, Inc.	(172,000)	(3,441,720)
Frontier Communications Corp.	(527,900)	(3,009,030)
Windstream Holdings, Inc.	(405,893)	(3,344,558)
Total Telecommunications		(14,655,628)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(152,473,644)]		(156,728,064)

Total Investments–(49.2)% [(Cost $(73,465,374)]		(77,716,944)
Other Assets in Excess of Liabilities–149.2%		235,729,803
Net Assets–100.0%		$158,012,859

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Sage Core Reserves ETF	$-	$29,997,150	$-	$-	$2,850	$30,000,000	$22,656

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of March 31, 2014.
(b)	American Depositary Receipt

Cash of $160,963,481 has been segregated to cover margin requirement for open short sales as of March 31, 2014.

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2014 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS–45.6%

Banks–9.9%
Bank of America Corp., 7.38%, 05/15/14	$370,000	$372,989
Bank of America Corp., 1.05%, 03/22/16@	300,000	302,230
Bank of New York Mellon Corp. (The), 3.10%, 01/15/15	135,000	137,920
BB&T Corp., 5.70%, 04/30/14	157,000	157,636
Capital One Financial Corp., 2.13%, 07/15/14	307,000	308,432
Citigroup, Inc., 6.38%, 08/12/14	305,000	311,432
Citigroup, Inc., 1.04%, 04/01/16@	250,000	251,834
Goldman Sachs Group, Inc. (The), 5.00%, 10/01/14	370,000	378,334
JPMorgan Chase & Co., 4.65%, 06/01/14	365,000	367,563
Morgan Stanley, 4.75%, 04/01/14	160,000	160,000
Morgan Stanley, 2.88%, 07/28/14	300,000	302,178
US Bancorp, 3.15%, 03/04/15	100,000	102,605
Wells Fargo & Co., Series G, 3.75%, 10/01/14	295,000	300,066
Total Banks		3,453,219

Chemicals–1.5%
EI du Pont de Nemours & Co., 3.25%, 01/15/15	315,000	321,750
Sherwin-Williams Co. (The), 3.13%, 12/15/14	215,000	218,854
Total Chemicals		540,604

Commercial Services–1.0%
Block Financial LLC, 5.13%, 10/30/14	350,000	358,349

Computers–1.2%
Hewlett-Packard Co., 1.55%, 05/30/14	418,000	418,583

Diversified Financial Services–7.0%
American Express Credit Corp., 5.13%, 08/25/14	350,000	356,566
American Express Credit Corp., 0.75%, 07/29/16@	525,000	528,829
BlackRock, Inc., 3.50%, 12/10/14	245,000	250,315
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	315,000	322,583
General Electric Capital Corp., Series A, 3.75%, 11/14/14	320,000	326,735

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Diversified Financial Services–7.0% (continued)
Jefferies Group LLC, 5.88%, 06/08/14	$325,000	$328,251
NASDAQ OMX Group, Inc. (The), 4.00%, 01/15/15	315,000	323,001
Total Diversified Financial Services		2,436,280

Electric–3.5%
Duke Energy Corp., 3.95%, 09/15/14	420,000	426,752
Georgia Power Co., 0.55%, 03/15/16@	156,000	155,939
PacifiCorp, 4.95%, 08/15/14	310,000	315,066
Public Service Electric & Gas Co., Series G, 0.85%, 08/15/14	325,000	325,631
Total Electric		1,223,388

Food–1.9%
General Mills, Inc., 1.55%, 05/16/14	325,000	325,424
Kroger Co. (The), 4.95%, 01/15/15	335,000	346,274
Total Food		671,698

Gas–1.2%
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	420,000	432,493

Housewares–0.6%
Newell Rubbermaid, Inc., 2.00%, 06/15/15	195,000	197,424

Insurance–3.7%
Allstate Corp. (The), 5.00%, 08/15/14	310,000	315,038
CNA Financial Corp., 5.85%, 12/15/14	330,000	342,068
MetLife, Inc., 5.50%, 06/15/14	300,000	302,975
Prudential Financial, Inc., Series B, 5.10%, 09/20/14	320,000	326,997
Total Insurance		1,287,078

Media–2.3%
Discovery Communications LLC, 3.70%, 06/01/15	115,000	119,016

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Media–2.3% (continued)
NBCUniversal Media LLC, 2.10%, 04/01/14	$320,000	$320,000
Viacom, Inc., 4.38%, 09/15/14	315,000	320,428
Total Media		759,444

Oil & Gas–1.0%
Valero Energy Corp., 4.50%, 02/01/15	340,000	351,071

Pharmaceuticals–1.2%
Express Scripts Holding Co., 2.10%, 02/12/15	425,000	430,507

Pipelines–3.1%
Enbridge Energy Partners LP, 5.35%, 12/15/14	20,000	20,652
Energy Transfer Partners LP, 8.50%, 04/15/14	320,000	320,839
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	310,000	318,350
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	420,000	431,532
Total Pipelines		1,091,373

Real Estate Investment Trusts–1.9%
ERP Operating LP, 5.25%, 09/15/14	315,000	321,506
Hospitality Properties Trust, 5.13%, 02/15/15	250,000	253,766
Simon Property Group LP, 5.63%, 08/15/14	100,000	101,899
Total Real Estate Investment Trusts		677,171

Retail–2.2%
CVS Caremark Corp., 4.88%, 09/15/14	95,000	96,833
CVS Caremark Corp., 1.20%, 12/05/16	225,000	226,450
Macy's Retail Holdings, Inc., 5.75%, 07/15/14	135,000	136,922
Target Corp., 1.13%, 07/18/14	325,000	325,643
Total Retail		785,848

Telecommunications–1.7%
AT&T, Inc., 5.10%, 09/15/14	327,000	333,889
Verizon Communications, Inc., 2.50%, 09/15/16	250,000	259,021
Total Telecommunications		592,910

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Transportation–0.7%
Norfolk Southern Corp., 5.26%, 09/17/14	$249,000	$254,411

Total Corporate Bonds (Cost $15,967,081)		15,961,851

FOREIGN BONDS–11.2%

Banks–4.5%
Abbey National Treasury Services PLC, 3.88%, 11/10/14 (United Kingdom)‡	250,000	255,146
Bank of Nova Scotia, 1.85%, 01/12/15 (Canada)	320,000	323,936
BBVA US Senior SAU, 3.25%, 05/16/14 (Spain)	375,000	376,221
Export-Import Bank of Korea, 5.88%, 01/14/15 (South Korea)	310,000	322,731
Royal Bank of Canada, Series G, 0.45%, 04/29/15 (Canada)@	100,000	100,223
Royal Bank of Canada, Series G, 0.70%, 09/09/16 (Canada)@	200,000	200,904
Total Banks		1,579,161

Beverages–1.3%
Anheuser-Busch InBev Finance, Inc., 0.43%, 01/27/17 (Belgium)@	450,000	449,813

Diversified Financial Services–1.0%
Nomura Holdings, Inc., 5.00%, 03/04/15 (Japan)	250,000	259,721
Nomura Holdings, Inc., 1.68%, 09/13/16 (Japan)@	100,000	101,905
Total Diversified Financial Services		361,626

Mining–1.2%
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15 (Australia)	320,000	322,199
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (Australia)	95,000	95,638
Total Mining		417,837

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Oil & Gas–2.2%
Canadian Natural Resources Ltd., 4.90%, 12/01/14 (Canada)	$350,000	$360,315
Petroleos Mexicanos, 4.88%, 03/15/15 (Mexico)	410,000	426,400
Total Oil & Gas		786,715

Pharmaceuticals–1.0%
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC, 7.75%, 09/15/18 (Puerto Rico)	315,000	336,656

Total Foreign Bonds (Cost $3,931,127)		3,931,808

ASSET BACKED SECURITIES–13.8%

Diversified Financial Services–13.8%
Ally Auto Receivables Trust, Class A3, Series 2012-2, 0.74%, 04/15/16	74,984	75,106
Ally Auto Receivables Trust, Class A3, Series 2012-5, 0.62%, 03/15/17	345,000	345,625
AmeriCredit Automobile Receivables Trust, Class A3, Series 2012-3, 0.96%, 01/09/17	100,000	100,273
AmeriCredit Automobile Receivables Trust, Class A2B, Series 2013-5, 0.53%, 03/08/17@	100,000	100,135
BA Credit Card Trust, Class A7, Series 2006-A7, 0.20%, 12/15/16@	100,000	99,992
BMW Vehicle Owner Trust, Class A2, Series 2013-A, 0.41%, 02/25/16	80,000	80,030
CarMax Auto Owner Trust, Class B, Series 2011-1, 2.63%, 11/15/16	230,000	234,461
CarMax Auto Owner Trust, Class A3, Series 2012-1, 0.89%, 09/15/16	296,124	296,948

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Diversified Financial Services–13.8% (continued)
CarMax Auto Owner Trust, Class A3, Series 2012-3, 0.52%, 07/17/17	$325,000	$325,273
CarMax Auto Owner Trust, Class A2, Series 2013-4, 0.52%, 11/15/16	320,000	320,323
Citibank Credit Card Issuance Trust, Class A4, Series 2002-A4, 0.41%, 06/07/16@	100,000	100,023
Fifth Third Auto, Class A2, Series 2013-1, 0.59%, 03/15/16	320,000	320,327
Fifth Third Auto Trust, Class A3, Series 2013-A, 0.61%, 09/15/17	185,000	185,192
First National Master Note Trust, Class A, Series 2013-2, 0.69%, 10/15/19@	75,000	75,126
Ford Credit Auto Owner Trust, Class A2, Series 2013-A, 0.38%, 11/15/15	59,963	59,976
GE Equipment Midticket LLC, Class A3, Series 2012-1, 0.60%, 05/23/16	250,000	250,178
Honda Auto Receivables Owner Trust, Class A2, Series 2013-1, 0.35%, 06/22/15	164,398	164,399
Huntington Auto Trust, Class A3, Series 2012-2, 0.51%, 04/17/17	345,000	345,266
Hyundai Auto Receivables Trust, Class A3, Series 2012-C, 0.53%, 04/17/17	320,000	320,375
Hyundai Auto Receivables Trust, Class A2, Series 2013-B, 0.53%, 03/15/16	89,633	89,700
Nissan Auto Receivables Owner Trust, Class A3, Series 2012-B, 0.46%, 10/17/16	300,000	300,171
World Omni Auto Receivables Trust, Class A3, Series 2012-A, 0.64%, 02/15/17	306,023	306,593
World Omni Automobile Lease Securitization Trust, Class A2B, Series 2013-A, 0.48%, 05/16/16@	325,000	325,377

Total Asset Backed Securities (Cost $4,819,962)		4,820,869

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
MORTGAGE BACKED SECURITIES–16.6%

Commercial Mortgage Backed Securities–16.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A1A, Series 2004-5, 4.54%, 11/10/41	$88,206	$88,972
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A5, Series 2005-2, 4.86%, 07/10/43@	333,013	344,369
Banc of America Merrill Lynch Commercial Mortgage, Inc., Class A4, Series 2005-5, 5.12%, 10/10/45@	205,000	215,395
CD 2005-CD1 Commercial Mortgage Trust, Class A4, Series 2005-CD1, 5.40%, 07/15/44@	329,135	345,727
Citigroup Commercial Mortgage Trust, Class AM, Series 2005-C3, 4.83%, 05/15/43@	80,000	82,927
Credit Suisse First Boston Mortgage Securities Corp., Class A4, Series 2005-C3, 4.69%, 07/15/37	418,000	431,484
DBRR Trust, Class A, Series 2012-EZ1, 0.95%, 09/25/45‡	32,536	32,538
GE Capital Commercial Mortgage Corp., Class A5, Series 2005-C1, 4.77%, 06/10/48@	345,000	353,421
GE Capital Commercial Mortgage Corp., Class A4, Series 2005-C2, 4.98%, 05/10/43@	307,869	318,080
GS Mortgage Securities Corp. II, Class A4A, Series 2005-GG4, 4.75%, 07/10/39	309,923	318,782
JPMorgan Chase Commercial Mortgage Securities Corp., Class B, Series 2004-C3, 4.96%, 01/15/42@	103,127	105,719
JPMorgan Chase Commercial Mortgage Securities Trust, Class A4, Series 2005-LDP2, 4.74%, 07/15/42	335,000	346,440
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C1, 4.74%, 02/15/30	289,764	296,601
LB-UBS Commercial Mortgage Trust, Class A4, Series 2005-C7, 5.20%, 11/15/30@	350,000	365,899
Morgan Stanley Capital I Trust, Class A4A, Series 2005-HQ6, 4.99%, 08/13/42	300,000	310,889
Morgan Stanley Capital I Trust, Class A5, Series 2005-IQ9, 4.70%, 07/15/56	90,615	92,116

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Commercial Mortgage Backed Securities–16.6% (continued)
Morgan Stanley Capital I Trust, Class A5, Series 2005-T17, 4.78%, 12/13/41	$355,237	$361,457
Morgan Stanley Capital I Trust, Class A4A, Series 2005-T19, 4.89%, 06/12/47	298,421	310,576
Morgan Stanley Capital I Trust, Class A4, Series 2006-T21, 5.16%, 10/12/52@	200,000	211,955
Wachovia Bank Commercial Mortgage Trust, Class A4, Series 2005-C17, 5.08%, 03/15/42@	122,849	125,923
Wachovia Bank Commercial Mortgage Trust, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	295,000	310,245
Wachovia Bank Commercial Mortgage Trust, Class A7, Series 2005-C20, 5.12%, 07/15/42@	413,614	432,341

Total Mortgage Backed Securities (Cost $5,819,393)		5,801,856

MUNICIPAL BONDS–5.1%

Ann Arbor MI School District, Ad Valorem Property Tax GO, 4.75%, 05/01/29, (INS: National Re)	80,000	80,287
City of Lubbock TX Electric Light & Power System, Electric Power & Light Revenue, 2.00%, 04/15/14	100,000	100,065
City of Portland OR Water System, Water Revenue, 5.00%, 05/01/14	75,000	75,305
City of Rock Hill SC, Miscellaneous Tax Revenue, 2.00%, 04/01/14	250,000	250,000
County of Bucks PA, Ad Valorem Property Tax GO, 3.70%, 05/01/14	100,000	100,303
County of Cumberland NC, Ad Valorem Property Tax GO, 5.00%, 05/01/14, (INS: National Re)	105,000	105,426
County of Montgomery MD, Local or GTD Housing Revenue, 4.00%, 05/01/14	200,000	200,542
County of Santa Fe NM, Ad Valorem Property Tax GO, 2.50%, 07/01/14	90,000	90,532

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Principal	Value
Municipal Bonds–5.1% (continued)
Jenison MI Public Schools, Ad Valorem Property Tax GO, 5.25%, 05/01/14, (INS: National Re)	$50,000	$50,210
Nelson County KY School District Finance Corp., Lease Renewal Revenue, 2.00%, 06/01/14	115,000	115,293
New Jersey NJ Transit Corp., Government Grant Revenue, 5.25%, 09/15/14, (INS: AMBAC)	100,000	102,132
New York NY Local Government Assistance Corp., Sales Tax Revenue, 5.00%, 04/01/14, (INS: NY Local Government Local Assistance Corp)	50,000	50,000
New York NY State Thruway Authority Highway & Bridge Trust Fund, Miscellaneous Revenue, 5.00%, 04/01/14	50,000	50,000
State of California, Ad Valorem Property Tax GO, 5.25%, 04/01/14	210,000	210,000
State of Illinois, Ad Valorem Property Tax GO, 5.00%, 04/01/14, (INS: National Re)	60,000	60,000
State of Wisconsin, Ad Valorem Property Tax GO, 5.00%, 05/01/14, (INS: AMBAC)	75,000	75,308
University of California, College & University Revenue, 5.00%, 05/15/14, (INS: National Re)	50,000	50,298

Total Municipal Bonds (Cost $1,765,572)		1,765,701

U.S. TREASURY NOTES–5.4%
U.S. Treasury Note, 0.25%, 08/31/14	935,000	935,730
U.S. Treasury Note, 0.25%, 09/15/14	950,000	950,835
Total U.S. Treasury Notes (Cost $1,886,222)		1,886,565

U.S. TREASURY BILLS –0.6%
U.S. Treasury Bill, 0.05%, 05/29/14(a) (Cost $199,984)	200,000	199,996

ADVISORSHARES

SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND–1.8%
JP Morgan US Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $644,964)	$644,964	$644,964

Total Investments–100.1% (Cost $35,034,305)		35,013,610
Liabilities in Excess of Other Assets–(0.1%)		(28,684)
Net Assets–100.0%		$34,984,926

GO   - General Obligation
INS  - Insurer
LP    - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2014.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Interest rate shown reflects the discount rate at time of purchase.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–65.9%
Debt Fund–8.5%
AdvisorShares Sage Core Reserves ETF†	2,625	$262,500
iShares 1-3 Year Credit Bond ETF	9,764	1,029,711
iShares Barclays 20+ Year Treasury Bond ETF	239	26,075
iShares iBoxx $ High Yield Corporate Bond ETF	5,040	475,726
iShares JPMorgan USD Emerging Markets Bond ETF	4,310	480,220
Total Debt Fund		2,274,232

Equity Fund–57.4%
Consumer Discretionary Select Sector SPDR Fund	13,145	850,744
Consumer Staples Select Sector SPDR Fund	10,114	435,509
Energy Select Sector SPDR Fund	13,700	1,220,122
Financial Select Sector SPDR Fund	52,939	1,182,657
Health Care Select Sector SPDR Fund	21,283	1,244,843
Industrial Select Sector SPDR Fund	21,887	1,145,347
iShares MSCI EAFE ETF	20,059	1,347,363
iShares MSCI Emerging Markets ETF	34,160	1,400,218
Materials Select Sector SPDR Fund	3,639	172,052
SPDR S&P 500 ETF Trust	22,776	4,260,023
SPDR S&P Oil & Gas Exploration & Production ETF	1,892	135,902
Technology Select Sector SPDR Fund	43,000	1,563,050
Utilities Select Sector SPDR Fund	8,373	347,145
Total Equity Fund		15,304,975
Total Exchange Traded Funds (Cost $16,662,410)		17,579,207

COMMON STOCKS–9.5%
Aerospace/Defense–0.5%
Raytheon Co.	1,353	133,663

Apparel–1.0%
Hanesbrands, Inc.	1,782	136,287
VF Corp.	2,236	138,364
Total Apparel		274,651

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Banks–1.1%
M&T Bank Corp.	1,161	$140,829
Wells Fargo & Co.	2,964	147,430
Total Banks		288,259

Biotechnology–0.5%
Gilead Sciences, Inc.*	1,820	128,965

Computers–0.9%
Accenture PLC, Class A	1,566	124,841
Apple, Inc.	248	133,111
Total Computers		257,952

Electric–0.5%
Exelon Corp.	4,281	143,670

Electronics–0.5%
Thermo Fisher Scientific, Inc.	1,055	126,853

Food–0.5%
Hormel Foods Corp.	2,814	138,646

Insurance–0.5%
Travelers Cos., Inc. (The)	1,562	132,926

Machinery - Diversified–0.5%
Rockwell Automation, Inc.	1,096	136,507

Metal Fabricate / Hardware–0.5%
Valmont Industries, Inc.	891	132,617

Miscellaneous Manufacturing–0.5%
General Electric Co.	5,230	135,405

Oil & Gas–1.0%
Apache Corp.	1,530	126,913
Exxon Mobil Corp.	1,379	134,701

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares/Contracts	Value
Oil & Gas–1.0% (continued)
Total Oil & Gas		$261,614

Software–0.5%
CA, Inc.	4,024	124,623

Textiles–0.5%
Mohawk Industries, Inc.*	917	124,694
Total Common Stocks (Cost $2,474,220)		2,541,045

U.S. TREASURY BILLS–7.5%
U.S. Treasury Bill, 0.06%, 08/21/14(b)	1,000,000	999,788
U.S. Treasury Bill, 0.07%, 10/16/14(b)	1,000,000	999,704
Total U.S. Treasury Bills (Cost $1,999,174)		1,999,492

MONEY MARKET FUND–6.1%
BlackRock Liquidity Funds-T-Fund Portfolio – Institutional Class, 0.01%(a) (Cost $1,624,629)	1,624,629	1,624,629

PURCHASED PUT OPTION–0.1%
SPDR S&P 500 ETF Trust Option expiring 06/21/14, Strike Price $187.00 (Cost $36,655)	77	37,846
Total Investments Before Written Options - 89.1% (Cost $22,797,088)		23,782,219

WRITTEN CALL OPTIONS–(0.3)%
Accenture PLC Option expiring 04/19/14, Strike Price $87.50	(15)	(637)
Apache Corp. Option expiring 04/19/14, Strike Price $85.00	(15)	(810)
Apple Inc. Option expiring 04/19/14, Strike Price $560.00	(2)	(268)
Consumer Discretionary Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $66.00	(72)	(1,656)

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investment	Contracts	Value
WRITTEN CALL OPTIONS–(0.3)% (continued)
Energy Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $88.00	(62)	$(10,447)
Exelon Corp. Option expiring 04/19/14, Strike Price $34.00	(42)	(1,260)
General Electric Co. Option expiring 04/19/14, Strike Price $26.00	(52)	(2,132)
Gilead Sciences Inc. Option expiring 04/19/14, Strike Price $77.50	(18)	(576)
Hanesbrands Inc. Option expiring 04/19/14, Strike Price $80.00	(17)	(595)
Health Care Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $59.00	(119)	(5,772)
Industrial Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $52.00	(103)	(8,086)
iShares MSCI EAFE ETF Option expiring 04/19/14, Strike Price $69.00	(96)	(1,248)
iShares MSCI Emerging Markets ETF Option expiring 04/19/14, Strike Price $40.00	(90)	(11,790)
iShares MSCI Emerging Markets ETF Option expiring 05/17/14, Strike Price $41.00	(65)	(7,442)
iShares MSCI Emerging Markets ETF Option expiring 04/19/14, Strike Price $41.50	(130)	(5,785)
M&T Bank Corp. Option expiring 04/19/14, Strike Price $125.00	(11)	(522)
Mohawk Industries Inc. Option expiring 04/19/14, Strike Price $145.00	(9)	(270)
SPDR S&P 500 ETF Trust Option expiring 04/19/14, Strike Price $189.00	(120)	(9,840)
SPDR S&P Oil & Gas Exploration & Production ETF Option expiring 04/19/14, Strike Price $73.00	(18)	(1,197)
Technology Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $37.00	(302)	(4,530)
Utilities Select Sector SPDR Fund Option expiring 04/19/14, Strike Price $41.00	(46)	(3,174)

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investment	Contracts	Value
WRITTEN CALL OPTIONS–(0.3)% (continued)
Valmont Industries Inc. Option expiring 04/19/14, Strike Price $155.00	(8)	$(340)
Total Written Call Options [Premiums Received $(60,370)]		(78,377)
WRITTEN PUT OPTIONS–0.0%**
iShares 20+ Year Treasury Bond ETF Option expiring 04/19/14 @ $105.00	(65)	(845)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 04/19/14 @ $94.00	(134)	(6,030)
iShares JP Morgan USD Emerging Markets Bond ETF Option expiring 04/19/14 @ $109.00	(79)	(3,555)
Total Written Put Options [Premiums Received $(32,033)]		(10,430)
Total Written Options - (0.2)%
Premiums Received $(92,403)		(88,807)
Total Investments–88.8% (Cost $22,704,685)		23,693,412
Other Assets in Excess of Liabilities–11.2%		2,981,599
Net Assets–100.0%		$26,675,011

ETF - Exchange Traded Fund

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Sage Core Reserves ETF	$-	$262,523	$-	$-	$(23)	$262,500	$196

*	Non-income producing security
**	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of March 31, 2014
(b)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $3,269,776, which includes cash in the amount of $1,040,429 as of March 31, 2014.

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.8%
Aerospace/Defense–3.0%
L-3 Communications Holdings, Inc.	10,230	$1,208,674
Northrop Grumman Corp.	9,560	1,179,513
Raytheon Co.	11,661	1,151,990
Total Aerospace/Defense		3,540,177

Agriculture–3.0%
Altria Group, Inc.	32,670	1,222,838
Philip Morris International, Inc.	14,593	1,194,729
Reynolds American, Inc.	21,290	1,137,312
Total Agriculture		3,554,879

Airlines–1.0%
Alaska Air Group, Inc.	12,918	1,205,379

Auto Parts & Equipment–1.0%
Delphi Automotive PLC (United Kingdom)	17,529	1,189,518

Beverages–3.1%
Coca-Cola Co. (The)	30,800	1,190,728
Coca-Cola Enterprises, Inc.	25,135	1,200,448
PepsiCo, Inc.	14,355	1,198,642
Total Beverages		3,589,818

Biotechnology–0.9%
Celgene Corp.*	7,293	1,018,103

Chemicals–4.9%
Eastman Chemical Co.	13,785	1,188,405
PPG Industries, Inc.	5,940	1,149,152
Sherwin-Williams Co. (The)	5,775	1,138,426
Sigma-Aldrich Corp.	12,061	1,126,256
Valspar Corp. (The)	15,946	1,150,026
Total Chemicals		5,752,265

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Commercial Services–2.0%
Total System Services, Inc.	38,280	$1,164,095
Western Union Co. (The)	70,730	1,157,143
Total Commercial Services		2,321,238

Computers–6.1%
Apple, Inc.	2,136	1,146,477
Brocade Communications Systems, Inc.*	118,910	1,261,635
Computer Sciences Corp.	19,085	1,160,750
DST Systems, Inc.	12,155	1,152,172
Hewlett-Packard Co.	38,850	1,257,186
International Business Machines Corp.	6,265	1,205,950
Total Computers		7,184,170

Cosmetics/Personal Care–1.0%
Colgate-Palmolive Co.	18,645	1,209,501

Distribution/Wholesale–2.0%
Genuine Parts Co.	13,585	1,179,857
W.W. Grainger, Inc.	4,675	1,181,186
Total Distribution/Wholesale		2,361,043

Diversified Financial Services–3.0%
Franklin Resources, Inc.	21,690	1,175,164
Invesco Ltd.	33,330	1,233,210
Visa, Inc., Class A	5,070	1,094,410
Total Diversified Financial Services		3,502,784

Electrical Components & Equipment–1.0%
Emerson Electric Co.	18,493	1,235,332

Electronics–2.0%
Garmin Ltd.(a)	22,016	1,216,604
Mettler-Toledo International, Inc.*	4,850	1,143,048
Total Electronics		2,359,652

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Engineering & Construction–1.0%
EMCOR Group, Inc.	25,905	$1,212,095

Entertainment–0.9%
International Game Technology	75,405	1,060,194

Environmental Control–1.0%
Stericycle, Inc.*	10,175	1,156,084

Food–4.2%
Ingredion, Inc.	17,490	1,190,719
McCormick & Co., Inc.	17,435	1,250,787
Mondelez International, Inc., Class A	33,990	1,174,354
Tyson Foods, Inc., Class A	29,260	1,287,733
Total Food		4,903,593

Forest Products & Paper–1.0%
International Paper Co.	24,915	1,143,100

Healthcare - Products–6.1%
Becton, Dickinson and Co.	10,230	1,197,728
Boston Scientific Corp.*	91,080	1,231,402
C.R. Bard, Inc.	8,083	1,196,122
Covidien PLC (Ireland)	16,428	1,210,087
St. Jude Medical, Inc.	17,655	1,154,460
Varian Medical Systems, Inc.*	13,993	1,175,272
Total Healthcare - Products		7,165,071

Healthcare - Services–3.1%
Aetna, Inc.	16,005	1,199,895
UnitedHealth Group, Inc.	15,372	1,260,350
WellPoint, Inc.	12,485	1,242,882
Total Healthcare - Services		3,703,127

Household Products/Wares–2.0%
Church & Dwight Co., Inc.	17,325	1,196,638
Kimberly-Clark Corp.	10,760	1,186,290

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Household Products/Wares–2.0% (continued)
Total Household Products/Wares		$2,382,928

Housewares–1.0%
Newell Rubbermaid, Inc.	38,390	1,147,861

Insurance–6.1%
Aspen Insurance Holdings Ltd. (Bermuda)	30,046	1,192,826
Axis Capital Holdings Ltd. (Bermuda)	26,290	1,205,396
Everest Re Group Ltd. (Bermuda)	7,865	1,203,738
Torchmark Corp.	14,960	1,177,352
Travelers Cos., Inc. (The)	13,548	1,152,935
W.R. Berkley Corp.	28,930	1,204,067
Total Insurance		7,136,314

Leisure Time–2.0%
Harley-Davidson, Inc.	17,673	1,177,198
Polaris Industries, Inc.	8,470	1,183,344
Total Leisure Time		2,360,542

Lodging–1.0%
Marriott International, Inc., Class A	21,890	1,226,278

Machinery - Diversified–2.0%
Deere & Co.	12,972	1,177,858
IDEX Corp.	15,568	1,134,751
Total Machinery - Diversified		2,312,609

Media–3.8%
DIRECTV*	15,094	1,153,484
Scripps Networks Interactive, Inc., Class A	14,685	1,114,738
Sirius XM Holdings, Inc.*	345,606	1,105,939
Viacom, Inc., Class B	13,416	1,140,226
Total Media		4,514,387

Miscellaneous Manufacturing–6.0%
3M Co.	8,619	1,169,253

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Miscellaneous Manufacturing–6.0% (continued)
Dover Corp.	14,465	$1,182,514
Illinois Tool Works, Inc.	13,858	1,127,071
Ingersoll-Rand PLC (Ireland)	20,010	1,145,372
Leggett & Platt, Inc.	36,979	1,206,995
Pall Corp.	13,695	1,225,292
Total Miscellaneous Manufacturing		7,056,497

Office/Business Equipment–1.0%
Xerox Corp.	104,965	1,186,105

Oil & Gas–3.9%
Occidental Petroleum Corp.	12,265	1,168,732
Phillips 66	14,832	1,142,954
Tesoro Corp.	22,220	1,124,110
Valero Energy Corp.	21,505	1,141,915
Total Oil & Gas		4,577,711

Oil & Gas Services–1.1%
Baker Hughes, Inc.	19,140	1,244,483

Pharmaceuticals–2.9%
Eli Lilly & Co.	19,947	1,174,081
Express Scripts Holding Co.*	15,015	1,127,476
Pfizer, Inc.	35,495	1,140,099
Total Pharmaceuticals		3,441,656

Real Estate Investment Trusts–0.9%
CYS Investments, Inc.	131,800	1,088,668

Retail–5.9%
AutoZone, Inc.*	2,249	1,207,938
Coach, Inc.	23,399	1,161,994
Dillard's, Inc., Class A	12,760	1,179,024
Dollar Tree, Inc.*	21,560	1,125,001
Gap, Inc. (The)	28,655	1,147,919
Yum! Brands, Inc.	15,290	1,152,713

ADVISORSHARES

TRIMTABS FLOAT SHRINK ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Retail–5.9% (continued)
Total Retail		$6,974,589

Semiconductors–1.0%
Xilinx, Inc.	22,275	1,208,864

Software–2.8%
Citrix Systems, Inc.*	19,635	1,127,638
Fiserv, Inc.*	19,576	1,109,763
MSCI, Inc., Class A*	25,632	1,102,689
Total Software		3,340,090

Telecommunications–3.1%
CenturyLink, Inc.	37,910	1,244,964
Cisco Systems, Inc.	54,065	1,211,597
Motorola Solutions, Inc.	18,040	1,159,792
Total Telecommunications		3,616,353

Transportation–2.0%
Union Pacific Corp.	6,325	1,186,950
United Parcel Service, Inc., Class B	11,990	1,167,586
Total Transportation		2,354,536
Total Common Stocks (Cost $113,867,254)		117,537,594

MONEY MARKET FUND–0.1%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(b) (Cost $68,731)	68,731	68,731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.0%
BNY Mellon Securities Lending Overnight Fund, 0.11%(c) (Cost $1,223,366)	1,223,366	1,223,366

Total Investments–100.9% (Cost $115,159,351)		118,829,691
Liabilities in Excess of Other Assets–(0.9)%		(1,116,547)
Net Assets–100.0%		$117,713,144

ADVISORSHARES
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

March 31, 2014 (Unaudited)

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,198,923; the aggregate market value of the collateral held by the fund is $1,223,366.
(b)	Rate shown reflects the 7-day yield as of March 31, 2014.
(c)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES
WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–95.2%

Apparel–2.1%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	6,994	$256,330

Beverages–3.9%
Coca-Cola Enterprises, Inc.	10,180	486,197

Chemicals–3.5%
Novozymes A/S (Denmark)(a)	9,857	433,314

Commercial Services–4.1%
SGS SA (Switzerland)(a)	20,296	500,499

Diversified Financial Services–4.1%
Lazard Ltd., Class A (Bermuda)	10,790	508,101

Electronics–3.2%
Sensata Technologies Holding NV (Netherlands)*	9,351	398,727

Food–10.2%
Chr. Hansen Holding A/S (Denmark)*(a)(b)	17,972	360,518
Jeronimo Martins, SGPS, SA (Portugal)(a)(b)	5,631	189,427
Nestle SA (Switzerland)(a)	6,338	476,744
Shoprite Holdings Ltd. (South Africa)(a)(b)	15,194	231,101
Total Food		1,257,790

Forest Products & Paper–3.4%
Svenska Cellulosa AB SCA (Sweden)(a)	14,409	425,066

Healthcare - Products–6.2%
Covidien PLC (Ireland)	6,646	489,544
Sysmex Corp. (Japan)(a)(b)	8,273	268,873
Total Healthcare - Products		758,417

Insurance–4.1%
ACE Ltd. (Switzerland)	5,161	511,249

ADVISORSHARES

WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
Internet–6.1%
ASOS PLC (United Kingdom)*(a)(b)	3,679	$323,494
Tencent Holdings Ltd. (China)(a)	6,139	424,205
Total Internet		747,699

Machinery - Diversified–3.2%
FANUC Corp. (Japan)(a)(b)	13,166	391,030

Oil & Gas Services–3.5%
Core Laboratories NV (Netherlands)	2,173	431,210

Pharmaceuticals–8.8%
NOVO Nordisk A/S (Denmark)(a)	13,417	612,486
Perrigo Co. PLC	3,013	465,991
Total Pharmaceuticals		1,078,477

Retail–8.0%
Inditex SA (Spain)(a)	14,173	425,757
Sun Art Retail Group Ltd. (China)*(a)(b)	26,526	335,554
Wal-Mart de Mexico SAB de CV (Mexico)(a)	9,610	227,372
Total Retail		988,683

Semiconductors–12.1%
Arm Holdings PLC (United Kingdom)(a)	6,433	327,890
ASML Holding N.V. (Netherlands)(c)	5,326	497,235
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	32,955	659,759
Total Semiconductors		1,484,884

Transportation–8.7%
Canadian National Railway Co. (Canada)	9,128	513,176
Canadian Pacific Railway Ltd. (Canada)	3,692	555,388
Total Transportation		1,068,564
Total Common Stocks (Cost $9,850,944)		11,726,237

ADVISORSHARES
 WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–3.7%
Invesco Government & Agency Portfolio - Private Investment Class, 0.02%(d) (Cost $458,207)	458,207	$458,207

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–9.2%
BNY Mellon Securities Lending Overnight Fund, 0.11%(e) (Cost $1,133,275)	1,133,275	1,133,275
Total Investments–108.1% (Cost $11,442,426)		13,317,719
Liabilities in Excess of Other Assets–(8.1)%		(998,119)
Net Assets–100.0%		$12,319,600

PLC — Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,091,517; the aggregate market value of the collateral held by the fund is $1,133,275.
(c)	Registered Shares
(d)	Rate shown reflects the 7-day yield as of March 31, 2014.
(e)	Rate shown reflects the 1-day yield as of March 31, 2014.

ADVISORSHARES
YIELDPRO ETF

Schedule of Investments

March 31, 2014 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–80.1%
Debt Fund–80.1%
AdvisorShares Peritus High Yield ETF†	132,109	$6,948,934
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,388	5,192,064
PowerShares Preferred Portfolio	536,189	7,646,055
PowerShares Senior Loan Portfolio	242,347	6,012,629
SPDR Blackstone / GSO Senior Loan ETF	60,217	3,012,054
Vanguard Intermediate-Term Corporate Bond ETF	73,647	6,258,522
Vanguard Long-Term Corporate Bond ETF	57,737	5,038,131
Total Exchange Traded Funds (Cost $39,955,109)		40,108,389

COMMON STOCKS–15.0%
Pipelines–8.1%
Buckeye Partners LP	4,160	312,208
Enbridge Energy Partners LP	8,677	237,837
Energy Transfer Partners LP	7,555	406,384
Enterprise Products Partners LP	8,917	618,483
Kinder Morgan Energy Partners LP	7,555	558,692
Magellan Midstream Partners LP	6,835	476,673
MarkWest Energy Partners LP	6,355	415,109
ONEOK Partners LP	5,520	295,596
Plains All American Pipeline LP	8,037	442,999
Williams Partners LP	5,682	289,441
Total Pipelines		4,053,422

Real Estate Investment Trust–6.9%
American Capital Agency Corp.	29,469	633,289
Annaly Capital Management, Inc.	72,129	791,255
Chimera Investment Corp.	76,934	235,418
Hatteras Financial Corp.	8,917	168,085
Invesco Mortgage Capital, Inc.	12,277	202,202
MFA Financial, Inc.	30,028	232,717
Newcastle Investment Corp.	39,348	184,936
NorthStar Realty Finance Corp.	21,431	345,896

ADVISORSHARES
YIELDPRO ETF

Schedule of Investments (continued)

March 31, 2014 (Unaudited)
Investments	Shares/ Contracts	Value
Real Estate Investment Trust–6.9% (continued)
Starwood Property Trust, Inc.	15,672	$369,703
Two Harbors Investment Corp.	26,669	273,357
Total Real Estate Investment Trust		3,436,858
Total Common Stocks (Cost $7,554,679)		7,490,280

MONEY MARKET FUND–4.4%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(a) (Cost $2,216,869)	2,216,869	2,216,869

PURCHASED PUT OPTIONS–0.2%
iShares 20+ Year Treasury Bond ETF Option expiring 04/19/14, Strike Price $107.00	1,355	56,232
SPDR S&P 500 ETF Trust Option expiring 04/19/14, Strike Price $185.00	350	44,100
Total Purchased Put Options (Cost $185,206)		100,332
Total Investments–99.7% (Cost $49,911,863)		49,915,870
Other Assets in Excess of Liabilities–0.3%		153,925
Net Assets–100.0%		$50,069,795

ETF - Exchange Traded Fund

LP — Limited Partnership

†	Affiliated Company

					Change in
					Unrealized
	Value at	Purchases/	Sales/	Realized	Appreciation/	Value at	Dividend
	06/30/2013	Additions	Reductions	Gain (Loss)	Depreciation	03/31/2014	Income
AdvisorShares Peritus High Yield ETF	$-	$7,043,084	$(87,067)	$169	$(7,252)	$6,948,934	$38,900

(a)	Rate shown reflects the 7-day yield as of March 31, 2014.

Notes to the Schedules of Investments

March 31, 2014

The Consolidated Schedules of Investments of the ETF's listed below include the accounts of wholly owned subsidiaries. All inter-company accounts and transactions have been eliminated in consoldiation.

Funds	Wholly Owned Subsidiary
AdvisorShares Gartman Gold/British Pound ETF	AdvisorShares Gartman Gold/British Pound CFC
AdvisorShares Gartman Gold/EURO ETF	AdvisorShares Gartman Gold/EURO CFC
AdvisorShares Gartman Gold/Yen ETF	AdvisorShares Gartman Gold/Yen CFC

The Funds utilize various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Funds’ assets carried at fair value:

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Athena International Bear ETF	Cambria Global Tactical ETF	EquityPro ETF	Gartman Gold/British Pound ETF
Assets
Level 1
Exchange Traded Funds	$30,931,356	$19,938,178	$705,000	$36,780,939	$17,988,049	$-
Money Market Funds	667,092	195,317	35,616	133,993	364,428	909,033
Level 2
Investment of Cash Collateral for Securities Loaned	-	4,434,600	-	11,563,613	4,249,850	-
Liabilities
Level 1
Exchange Traded Funds	(12,864,306)	-	-	-	-	-
Common Stocks	-	-	(913,645)	-	-	-
Futures Contracts†	-	-	-	-	-	(33,495)
Level 2
Swaps Contracts†	(244,223)	-	-	-	-	-
Total	$18,489,919	$24,568,095	$(173,029)	$48,478,545	$22,602,327	$875,538

	Gartman Gold/EURO ETF	Gartman Gold/Yen ETF	Global Echo ETF	International Gold ETF	Madrona Domestic ETF	Madrona Global Bond ETF
Assets
Level 1
Exchange Traded Funds	$-	$-	$2,043,544	$1,246,731	$-	$23,720,345
Common Stocks	-	-	4,645,542	-	23,364,306	-
Money Market Funds	909,031	2,368,269	512,932	3,227	176,170	127,851
Futures Contracts†	9,342	3,850	-	-	-	-
Level 2
Asset Backed Securities	-	-	621,146	-	-	-
Commercial Mortgage Backed Security	-	-	257,464	-	-	-
Municipal Bonds	-	-	1,000,000	-	-	-
Term Loans	-	-	-	-	-	-
Investment of Cash Collateral for Securities Loaned	-	-	369,397	-	470,171	9,081,154
Liabilities
Level 1
Futures Contracts†	(30,457)	(92,239)	-	-	-	-
Total	$887,916	$2,279,880	$9,450,025	$1,249,958	$24,010,647	$32,929,350

	Madrona International ETF	Meidell Tactical Advantage ETF	Newfleet Multi- Sector Income ETF	Peritus High Yield ETF	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF
Assets
Level 1
Exchange Traded Funds	$-	$16,216,818	$-	$-	$1,443,411	$8,372,561
Exchange Traded Notes	-	-	-	-	-	36,424
Common Stocks	18,528,805	-	-	24,236,115	3,414,288	-
Money Market Funds	168,593	-	3,172,309	24,387,894	758,800	30,197
Level 2
Corporate Bonds	-	-	27,530,642	499,907,659	-	-
Foreign Bonds	-	-	4,962,100	157,537,502	-	-
U.S. Treasury Notes	-	-	997,422	-	-	-
U.S. Government Agency Securities	-	-	2,961,922	-	-	-
Asset Backed Securities	-	-	18,824,523	-	-	-
Mortgage Backed Securities	-	-	41,522,524	-	-	-
Term Loans	-	-	10,333,796	128,631,266	-	-
Investment of Cash Collateral for Securities Loaned	2,583,942	2,449,612	1,540,960	134,441,881	321,638	-
Liabilities
Level 1
Exchange Traded Funds	-	-	-	-	-	(790,353)
Total	$21,281,340	$18,666,430	$111,846,198	$969,142,317	$5,938,137	$7,648,829

	Ranger Equity Bear ETF	Sage Core Reserves ETF	STAR Global Buy- Write ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF	YieldPro ETF
Assets
Level 1
Exchange Traded Funds	$30,000,000	$-	$17,579,207	$-	$-	$40,108,389
Common Stocks	-	-	2,541,045	117,537,594	11,726,237	7,490,280
Money Market Funds	49,011,120	644,964	1,624,629	68,731	458,207	2,216,869
Purchased Put Options	-	-	37,846	-	-	100,332
Level 2
Corporate Bonds	-	15,961,851	-	-	-	-
Foreign Bonds	-	3,931,808	-	-	-	-
Asset Backed Securities	-	4,820,869	-	-	-	-
Mortgage Backed Securities	-	5,801,856	-	-	-	-
Municipal Bonds	-	1,765,701	-	-	-	-
U.S. Treasury Notes	-	1,886,565	-	-	-	-
U.S. Treasury Bills	-	199,996	1,999,492	-	-	-
Investment of Cash Collateral for Securities Loaned	-	-	-	1,223,366	1,133,275	-
Liabilities
Level 1
Common Stocks	(156,728,064)	-	-	-	-	-
Written Call Options	-	-	(78,377)	-	-	-
Written Put Options	-	-	(10,430)	-	-	-
Total	$(77,716,944)	$35,013,610	$23,693,412	$118,829,691	$13,317,719	$49,915,870

† Derivative instruments, including swap contracts and futures contracts are valued at the net unrealized gain (loss) on the instrument.

There were no transfers between Level 1 and Level 2 fair value measurements that occurred during the period ended March 31, 2014.

The Funds did not hold any level 3 securities as or March 31, 2014.

At March 31, 2014, the approximate cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

					Other
					Derivatives†
		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)	Appreciation (Depreciation)
Accuvest Global Long Short ETF	$18,757,572	$902,997	$(926,427)	$(23,430)	$(244,223)
Accuvest Global Opportunities ETF	23,848,656	761,034	(41,595)	719,439	-
Athena International Bear ETF	(139,662)	10,696	(44,063)	(33,367)	-
Cambria Global Tactical ETF	45,607,283	3,041,327	(170,065)	2,871,262	-
EquityPro ETF	22,030,591	572,913	(1,177)	571,736	-
Gartman Gold/British Pound ETF	909,033	-	-	-	(33,495)
Gartman Gold/EURO ETF	909,031	-	-	-	(21,115)
Gartman Gold/Yen ETF	2,368,269	-	-	-	(88,389)
Global Echo ETF	8,721,992	798,104	(70,071)	728,033	-
International Gold ETF	1,259,643	1,613	(11,298)	(9,685)	-
Madrona Domestic ETF	18,715,998	5,480,427	(185,778)	5,294,649	-
Madrona Global Bond ETF	32,613,012	526,887	(210,549)	316,338	-
Madrona International ETF	19,864,082	1,783,267	(366,009)	1,417,258	-
Meidell Tactical Advantage ETF	18,547,635	150,488	(31,693)	118,795	-
Newfleet Multi-Sector Income ETF	111,955,939	759,025	(868,766)	(109,741)	-
Peritus High Yield ETF	955,896,400	20,517,444	(7,271,527)	13,245,917	-
Pring Turner Business Cycle ETF	5,663,847	433,555	(159,265)	274,290	-
QAM Equity Hedge ETF	7,153,215	544,826	(49,212)	495,614	-
Ranger Equity Bear ETF	(73,465,374)	3,103,996	(7,355,566)	(4,251,570)	-
Sage Core Reserves ETF	35,034,305	6,375	(27,070)	(20,695)	-
STAR Global Buy-Write ETF	22,704,685	1,036,318	(47,591)	988,727	-
TrimTabs Float Shrink ETF	115,159,351	4,621,811	(951,471)	3,670,340	-
WCM/BNY Mellon Focused Growth ADR ETF	11,442,426	2,033,461	(158,168)	1,875,293	-
YieldPro ETF	49,911,863	213,938	(209,931)	4,007	-

† Derivative instruments, including swap contracts and futures contracts are valued at the net unrealized gain (loss) on the instrument.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	04/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	04/29/2014

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	04/29/2014

* Print the name and title of each signing officer under his or her signature.